As filed with the Securities and Exchange Commission on September 5, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09997
                                                     ---------


                                Baird Funds, Inc.
                                -----------------
               (Exact name of registrant as specified in charter)



                       777 East Wisconsin Avenue, Floor 18
                       -----------------------------------
                               Milwaukee, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)



                                 Brett R. Meili
                                 --------------
                          Robert W. Baird Incorporated
                          ----------------------------
                            777 East Wisconsin Avenue
                            -------------------------
                               Milwaukee, WI 53202
                               -------------------
                     (Name and address of agent for service)



                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/03
                         --------



Date of reporting period:  6/30/03
                           -------

Item 1. Report to Stockholders.

BAIRD/
FUNDS


SEMI-ANNUAL REPORT
-------------------------------------
June 30, 2003

Baird Intermediate Bond Fund

Baird Aggregate Bond Fund

Baird Intermediate Municipal Bond Fund

Baird Core Plus Bond Fund




                               Table of Contents

2003 Bond Market Overview .....................................................2

Baird Intermediate Bond Fund ..................................................3

Baird Aggregate Bond Fund.....................................................12

Baird Intermediate Municipal Bond Fund .......................................20

Baird Core Plus Bond Fund ....................................................24

Statements of Assets and Liabilities .........................................30

Statements of Operations .....................................................31

Statements of Changes in Net Assets ..........................................32

Financial Highlights .........................................................36

Notes to the Financial Statements ............................................44

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Bond Market Overview - 1st Half of 2003
--------------------------------------------------------------------------------

Yields March Lower
For the first half of 2003, yields marched lower across the yield curve by 20-30 basis points, touching 50-year lows and generating solid positive returns for all sectors of the bond market (see table at bottom of page). Two-year Treasury yields fell 30 basis points while 30-year yields fell 20 basis points, causing a steep Treasury yield curve to steepen further (see chart and table below). The difference between the 2-year T-note and 30-year T-bond yields increased to 326 basis points from 316 basis points at year-end.

                       Treasury Yields (source: Bloomberg)

[LINE GRAPH]

Maturity      Dec 31, 2002    Jun 30, 2003    6 mo. change
--------      ------------    ------------    ------------
1               1.22%            1.04%          -0.18
2               1.60%            1.30%          -0.30
3               1.96%            1.59%          -0.37
5               2.73%            2.41%          -0.32
7               3.38%            3.05%          -0.33
10              3.81%            3.51%          -0.30
15              4.51%            4.05%          -0.46
20              4.83%            4.52%          -0.31
25              4.93%            4.64%          -0.29
30              4.76%            4.56%          -0.20

Maturity


Corporate Bonds Lead
Yield spreads on corporate bonds continued to tighten during the first half of the year (see below, left), making corporates the top performing investment grade sector so far in 2003 with a return of +7.72% (see table at bottom). Lower rated bonds outpaced higher rated issues with BBB's returning 10.16% and AAA's returning just 4.17%. High yield bonds beat all other sectors returning an impressive 18.49% for the first six months.



U.S. Corporate Bonds
 Historical Spreads
--------------------
        [CHART]

      Date     All AA 10 Yr      All A 10 Yr      All BBB 10 Yr     All BB 10 Yr
   5/31/94        42.60             65.84            100.44            261.35
   6/30/94        39.84             62.06             94.31            259.25
   7/29/94        39.88             57.92             90.36            257.04
   8/31/94        41.84             60.39             89.93            256.31
   9/30/94        39.77             60.41             88.90            233.32
  10/31/94        43.92             63.81             91.40            228.22
  11/30/94        44.57             67.41             94.28            246.23
  12/30/94        46.23             66.57             95.26            239.64
   1/31/95        48.32             69.65             97.80            247.34
   2/28/95        48.53             67.72             98.22            229.87
   3/31/95        46.45             63.71             94.46            216.60
   4/28/95        47.45             64.43             95.88            207.46
   5/31/95        49.93             67.77             99.62            237.26
   6/30/95        51.41             69.14             99.25            227.81
   7/31/95        48.53             64.43             93.84            211.74
   8/31/95        44.35             60.10             90.55            226.58
   9/29/95        47.22             61.65             91.05            218.93
  10/31/95        50.65             67.21             95.94            231.56
  11/30/95        50.58             69.48             96.60            232.86
  12/29/95        51.46             69.12             95.10            234.25
   1/31/96        49.37             68.70             95.78            226.45
   2/29/96        46.83             62.70             88.69            207.51
   3/29/96        43.07             59.74             83.96            201.94
   4/30/96        43.89             60.02             84.07            207.89
   5/31/96        45.45             57.46             81.24            196.37
   6/28/96        47.58             62.00             85.21            203.20
   7/31/96        48.02             62.45             85.13            204.76
   8/30/96        45.94             58.80             82.51            189.74
   9/30/96        45.09             58.29             81.19            182.60
  10/31/96        46.13             56.80             78.56            194.16
  11/29/96        46.58             57.48             79.25            191.81
  12/31/96        47.08             58.84             80.12            177.66
   1/31/97        47.68             58.24             79.05            163.32
   2/28/97        42.41             52.02             72.30            146.47
   3/31/97        45.98             54.83             74.83            153.18
   4/30/97        46.92             57.82             78.12            163.91
   5/30/97        47.91             57.67             77.36            150.86
   6/13/97        45.90             55.94             75.49            143.25
   6/30/97        45.78             56.10             73.61            143.72
   7/15/97        45.19             56.08             73.28            141.47
   7/31/97        45.75             55.49             72.63            138.37
   8/15/97        45.57             56.37             72.06            140.12
   8/29/97        46.24             56.82             73.26            145.02
   9/15/97        47.79             57.91             75.62            146.83
   9/30/97        46.86             56.99             74.13            145.59
  10/15/97        48.22             58.48             75.56            142.86
  10/31/97        52.09             61.78             78.14            147.28
  11/14/97        60.59             74.53             91.18            160.10
  11/28/97        56.71             71.18             90.39            157.62
  12/15/97        55.81             70.68             89.86            162.21
  12/31/97        57.53             70.78             90.69            167.94
   1/15/98        64.73             79.01             99.47            177.37
   1/30/98        63.46             80.28            101.73            178.50
   2/13/98        56.49             72.56             96.20            185.82
   2/27/98        54.60             71.05             94.95            180.57
   3/13/98        54.60             71.34             94.84            177.42
   3/31/98        55.72             71.61             95.81            178.23
   4/15/98        53.04             69.85             94.23            186.81
   4/30/98        54.04             70.20             93.49            191.21
   5/15/98        54.13             70.31             93.75            190.50
   5/29/98        52.08             69.13             91.80            195.67
   6/15/98        62.47             77.92            102.74            207.07
   6/30/98        63.80             78.87            102.49            211.93
   7/15/98        61.83             77.01            101.88            201.59
   7/31/98        68.99             83.34            109.20            207.67
   8/14/98        78.10             92.74            123.13            223.33
   8/31/98        106.67           122.81            166.98            308.10
   9/15/98        99.49            120.70            164.54            313.06
   9/30/98        100.90           124.58            168.31            323.97
  10/15/98        120.17           140.55            189.64            318.92
  10/30/98        122.06           144.18            196.83            355.33
  11/13/98        107.21           128.69            182.63            341.30
  11/30/98        96.75            116.99            174.12            307.85
  12/15/98        102.50           123.29            181.28            313.12
  12/30/98        94.80            116.78            175.01            305.17
   1/15/99        80.43            103.49            163.47            303.95
   1/29/99        81.53            104.98            165.76            303.90
   2/12/99        79.45             99.71            154.17            283.55
   2/26/99        78.25             96.07            153.74            293.04
   3/15/99        75.20             90.93            141.75            304.02
   3/31/99        77.04             91.84            135.96            293.63
   4/15/99        76.64             91.40            134.25            295.70
   4/30/99        77.90             91.84            133.93            261.58
   5/14/99        76.43             89.39            126.74            257.93
   5/28/99        85.50             97.81            136.19            276.34
   6/15/99        93.56            104.42            139.50            277.86
   6/30/99        92.27            104.37            143.31            292.17
   7/15/99        91.44            103.23            139.22            285.26
   7/30/99       101.56            111.87            148.08            288.35
   8/13/99       109.80            125.01            159.69            296.15
   8/31/99       106.27            121.97            157.21            312.32
   9/15/99        95.12            109.92            144.43            303.41
   9/30/99        98.39            113.63            148.83            315.02
  10/15/99        83.56            102.47            140.27            304.70
  10/29/99        88.76            107.55            143.33            328.11
  11/15/99        87.41            103.14            140.28            331.53
  11/30/99        75.57             91.17            128.09            303.95
  12/15/99        83.11             98.83            134.42            294.30
  12/31/99        84.45             99.99            134.17            289.47
   1/14/00        92.53            105.88            138.37            298.43
   1/31/00        98.37            113.69            142.53            304.60
   2/15/00        108.73           119.70            149.71            310.66
   2/29/00        112.33           124.85            155.38            332.69
   3/15/00        126.78           139.93            177.85            340.25
   3/31/00        136.13           152.42            191.18            391.39
   4/14/00        137.89           154.88            198.98            401.44
   4/28/00        138.54           157.32            207.77            402.14
   5/15/00        151.33           169.08            218.96            375.05
   5/31/00        154.74           168.10            215.34            408.15
   6/15/00        140.07           156.61            193.06            379.40
   6/30/00        149.90           163.89            197.05            370.52
   7/14/00        147.48           161.69            193.68            356.75
   7/31/00        153.01           166.65            198.18            350.95
   8/15/00        155.89           167.81            198.85            346.74
   8/31/00        156.88           171.34            205.44            340.55
   9/15/00        142.85           164.38            203.71            323.34
   9/29/00        137.74           163.53            202.07            348.26
  10/13/00        155.92           185.84            221.21            352.94
  10/31/00        151.99           184.21            227.22            375.11
  11/15/00        151.12           186.44            231.19            428.19
  11/30/00        168.69           202.21            244.56            375.58
  12/15/00        161.42           198.42            245.44            395.84
  12/29/00        163.11           203.03            248.07            375.01
   1/12/01        146.48           183.73            228.35            358.98
   1/31/01        133.30           165.27            221.35            341.39
   2/15/01        139.43           168.75            222.52            329.01
   2/28/01        135.20           167.74            220.50            342.29
   3/15/01        140.32           169.15            225.50            341.91
   3/30/01        134.65           161.88            218.31            368.04
   4/12/01        136.30           166.73            223.57            354.35
   4/30/01        121.25           152.73            204.30            338.23
   5/15/01        122.64           153.79            204.45            332.98
   5/31/01        115.31           144.45            194.62            343.74
   6/15/01        115.47           143.88            191.38            342.70
   6/29/01        116.12           142.03            196.18            370.97
   7/13/01        118.61           143.73            196.99            380.56
   7/31/01        116.33           141.90            192.89            393.14
   8/15/01        114.93           139.31            195.69            372.16
   8/31/01        115.08           141.05            197.31            391.53
   9/28/01        136.81           167.98            226.91            534.76
  10/15/01        128.06           163.83            218.14            525.98
  10/31/01        128.12           166.92            233.09            528.03
  11/15/01        111.36           154.50            219.75            443.47
  11/30/01        99.51            142.03            211.86            406.29
  12/14/01        97.81            144.37            216.90            354.56
  12/31/01        91.59            142.12            208.50            378.69
    1/2/02        87.96            139.55            201.35            367.82
    1/3/02        88.14            137.39            200.63            371.49
    1/4/02        88.42            138.79            200.92            366.87
    1/7/02        89.90            140.47            199.96            375.11
    1/8/02        90.04            140.99            199.92            375.32
    1/9/02        90.64            139.22            198.53            375.07
   1/10/02        91.69            139.79            200.23            382.28
   1/11/02        93.99            141.90            203.95            386.62
   1/14/02        90.96            141.25            203.28            374.73
   1/15/02        91.53            137.97            201.59            374.70
   1/16/02        93.67            138.78            203.01            372.53
   1/17/02        93.21            139.41            205.14            367.17
   1/18/02        93.69            138.88            205.81            369.93
   1/22/02        92.10            136.89            204.04            364.70
   1/23/02        92.05            134.28            204.32            360.70
   1/24/02        90.69            132.47            204.29            360.88
   1/25/02        92.57            133.27            205.53            361.29
   1/28/02        92.07            133.05            205.88            361.70
   1/29/02        96.98            135.70            207.85            368.97
   1/30/02        96.63            135.63            207.12            369.11
   1/31/02        94.09            136.13            207.70            364.26
    2/1/02        95.81            138.38            210.09            366.79
    2/4/02        97.03            139.39            210.72            373.91
    2/5/02        102.43           145.32            215.70            375.43
    2/6/02        103.13           146.25            217.81            371.02
    2/7/02        102.04           144.96            216.40            374.77
    2/8/02        100.35           142.83            215.71            377.83
   2/11/02        100.93           143.95            215.94            376.03
   2/12/02        97.39            139.79            210.26            369.66
   2/13/02        92.42            137.52            209.14            368.39
   2/14/02        94.61            138.43            209.70            372.80
   2/15/02        93.10            133.28            203.51            377.01
   2/19/02        93.56            133.99            204.00            377.45
   2/20/02        93.03            135.24            204.21            380.02
   2/21/02        94.17            135.41            205.81            380.64
   2/22/02        93.88            135.12            205.52            385.41
   2/25/02        92.88            132.96            206.53            381.68
   2/26/02        90.78            130.82            203.81            374.60
   2/27/02        90.20            130.12            203.19            377.77
   2/28/02        91.45            130.10            202.17            365.55
    3/1/02        89.42            128.97            200.87            360.29
    3/4/02        89.18            129.85            201.77            359.37
    3/5/02        88.17            125.69            199.69            361.20
    3/6/02        87.03            124.76            199.87            356.85
    3/7/02        84.56            122.03            196.69            340.37
    3/8/02        82.42            118.84            193.19            329.73
   3/11/02        82.61            117.77            193.46            330.15
   3/12/02        83.67            118.84            193.94            329.08
   3/13/02        83.87            119.65            194.50            329.75
   3/14/02        83.42            118.87            193.54            319.98
   3/15/02        87.29            122.57            193.10            310.38
   3/18/02        87.45            122.02            194.24            312.97
   3/19/02        87.14            121.21            193.21            307.88
   3/20/02        86.30            120.41            193.11            305.39
   3/21/02        86.72            120.44            194.18            307.47
   3/22/02        86.29            120.81            192.69            306.44
   3/25/02        87.72            122.29            193.70            306.35
   3/26/02        89.88            123.06            194.94            310.46
   3/27/02        90.41            123.74            195.23            306.82
   3/28/02        94.00            125.84            194.32            308.39
    4/1/02        92.80            126.02            194.27            318.25
    4/2/02        93.96            126.87            194.25            326.87
    4/3/02        94.47            127.26            194.50            324.73
    4/4/02        94.23            126.99            193.68            326.02
    4/5/02        95.08            127.72            194.19            331.65
    4/8/02        95.50            128.05            194.10            331.75
    4/9/02        95.55            126.89            194.72            333.74
   4/10/02        95.55            126.71            194.95            331.08
   4/11/02        96.19            127.87            195.92            333.54
   4/12/02        98.88            129.79            199.42            334.68
   4/15/02        96.68            127.40            193.91            339.99
   4/16/02        96.42            126.05            192.77            336.63
   4/17/02        95.65            124.35            190.68            331.93
   4/18/02        94.55            123.65            190.11            332.23
   4/19/02        94.34            122.32            188.70            335.73
   4/22/02        94.29            122.95            192.30            338.07
   4/23/02        93.17            123.23            192.21            339.05
   4/24/02        92.74            121.28            199.69            347.44
   4/25/02        94.18            121.16            195.87            351.03
   4/26/02        95.51            122.51            196.64            350.57
   4/29/02        98.98            123.56            203.96            342.02
   4/30/02        102.70           126.39            205.91            345.98
    5/1/02        103.57           127.17            209.32            341.47
    5/2/02        101.96           125.78            205.89            328.71
    5/3/02        102.37           126.63            205.97            330.13
    5/6/02        101.24           127.27            210.95            328.65
    5/7/02        102.36           127.93            213.46            324.02
    5/8/02        99.35            125.39            209.02            308.78
    5/9/02        98.87            125.34            206.10            318.81
   5/10/02        99.25            126.05            200.64            342.80
   5/13/02        98.30            126.74            205.84            333.16
   5/14/02        95.23            123.54            202.24            320.41
   5/15/02        97.76            122.76            195.90            335.09
   5/16/02        97.06            121.95            195.87            340.47
   5/17/02        90.80            116.01            189.32            334.07
   5/20/02        94.67            121.17            196.32            338.72
   5/21/02        94.50            120.10            195.22            343.94
   5/22/02        95.53            120.21            192.08            347.48
   5/23/02        94.57            118.87            186.90            344.09
   5/24/02        95.26            119.06            185.74            345.71
   5/28/02        94.99            118.28            183.11            345.25
   5/29/02        95.85            117.41            181.64            350.29
   5/30/02        95.69            115.97            184.12            354.20
   5/31/02        89.31            111.71            181.63            366.12
    6/3/02        89.04            110.65            181.27            368.73
    6/4/02        89.39            110.57            182.53            371.58
    6/5/02        89.73            111.06            182.52            368.57
    6/6/02        90.03            110.51            182.23            373.47
    6/7/02        90.90            112.87            186.78            369.10
   6/10/02        90.04            112.96            186.48            371.66
   6/11/02        89.95            112.42            186.91            376.57
   6/12/02        90.42            112.72            191.61            377.96
   6/13/02        91.14            112.83            192.88            377.07
   6/14/02        90.32            111.21            186.05            391.03
   6/17/02        89.41            110.22            183.96            385.84
   6/18/02        90.61            111.73            187.34            388.40
   6/19/02        90.32            111.22            186.27            398.06
   6/20/02        89.71            111.70            187.54            390.51
   6/21/02        90.15            113.24            188.59            375.88
   6/24/02        92.21            115.66            192.35            374.38
   6/25/02        92.64            115.22            190.59            379.69
   6/26/02        93.87            115.19            194.08            393.33
   6/27/02        92.91            115.10            195.95            386.80
   6/28/02        96.20            114.73            192.20            418.72
    7/1/02        96.76            115.78            195.64            418.72
    7/2/02        97.71            117.81            199.75            425.67
    7/3/02        98.68            119.04            201.20            430.32
    7/5/02        97.53            118.18            199.47            419.88
    7/8/02        98.11            118.35            199.31            426.93
    7/9/02        98.16            117.56            199.37            436.64
   7/10/02        98.95            119.33            200.22            448.94
   7/11/02        100.29           120.04            204.03            435.62
   7/12/02        100.74           120.31            201.29            445.30
   7/15/02        103.23           124.21            203.99            464.20
   7/16/02        103.71           125.24            204.94            454.19
   7/17/02        102.11           124.69            205.67            461.54
   7/18/02        101.99           125.43            207.72            467.26
   7/19/02        102.37           127.71            217.12            473.14
   7/22/02        107.93           130.07            227.66            481.77
   7/23/02        112.36           130.93            229.86            482.64
   7/24/02        114.08           132.88            253.63            498.04
   7/25/02        114.55           133.42            242.80            492.41
   7/26/02        117.65           135.22            247.70            506.97
   7/29/02        118.38           137.61            248.02            476.62
   7/30/02        113.13           135.92            233.24            496.48
   7/31/02        125.52           141.56            230.52            525.42
    8/1/02        123.22           140.88            228.41            521.04
    8/2/02        122.15           141.45            231.67            540.50
    8/5/02        129.91           148.05            241.05            563.33
    8/6/02        126.89           146.03            237.66            547.31
    8/7/02        123.59           146.15            237.87            552.74
    8/8/02        126.31           145.84            235.27            544.90
    8/9/02        123.64           145.31            237.52            557.14
   8/12/02        121.81           146.09            240.63            554.00
   8/13/02        124.28           146.06            243.52            562.98
   8/14/02        123.62           147.07            241.80            578.55
   8/15/02        133.23           152.25            242.28            576.33
   8/16/02        128.78           151.89            243.29            560.89
   8/19/02        128.29           151.77            240.68            561.72
   8/20/02        126.48           148.00            236.48            570.97
   8/21/02        123.56           147.75            232.34            558.45
   8/22/02        120.79           146.93            228.25            547.08
   8/23/02        120.95           148.75            228.61            550.13
   8/26/02        115.56           147.31            228.03            551.14
   8/27/02        112.37           146.28            226.31            526.85
   8/28/02        114.46           145.60            225.86            552.60
   8/29/02        114.99           146.26            226.50            564.69
   8/30/02        113.68           145.75            226.32            533.43
    9/3/02        116.21           147.49            231.67            549.91
    9/4/02        117.90           147.72            232.04            555.70
    9/5/02        118.31           148.50            233.34            562.46
    9/6/02        115.83           147.87            232.30            552.92
    9/9/02        117.20           147.26            232.48            553.33
   9/10/02        118.07           144.93            228.93            558.09
   9/11/02        117.66           144.52            228.38            549.72
   9/12/02        118.80           143.15            228.44            551.49
   9/13/02        119.75           143.11            226.19            565.92
   9/16/02        119.52           142.77            225.42            568.62
   9/17/02        118.83           143.24            225.28            569.82
   9/18/02        119.68           143.48            225.92            569.37
   9/19/02        122.48           144.35            225.98            577.22
   9/20/02        124.15           146.50            227.15            579.40
   9/23/02        126.78           149.62            237.43            596.64
   9/24/02        127.30           152.48            246.80            611.45
   9/25/02        126.48           150.42            244.22            601.05
   9/26/02        124.83           150.11            245.57            583.81
   9/27/02        127.18           149.17            244.59            629.45
   9/30/02        128.29           147.50            250.10            644.17
   10/1/02        126.56           145.42            248.03            636.50
   10/2/02        123.52           143.75            241.63            643.91
   10/3/02        123.52           143.90            243.22            645.99
   10/4/02        125.65           146.40            247.92            644.91
   10/7/02        126.15           152.89            261.92            656.41
   10/8/02        128.95           155.74            280.63            659.52
   10/9/02        133.01           158.53            291.50            659.44
  10/10/02        133.18           161.74            294.66            655.37
  10/11/02        128.91           158.41            288.24            659.44
  10/15/02        120.74           152.95            270.07            638.10
  10/16/02        120.28           152.40            268.35            634.67
  10/17/02        118.90           151.74            267.62            626.76
  10/18/02        116.40           151.18            269.18            622.13
  10/21/02        115.28           148.17            264.81            614.49
  10/22/02        114.46           147.49            262.96            615.22
  10/23/02        114.85           146.96            263.11            612.39
  10/24/02        114.67           145.91            261.58            617.79
  10/25/02        115.53           148.22            261.81            623.78
  10/28/02        111.70           146.82            258.33            623.15
  10/29/02        109.99           146.68            257.69            641.77
  10/30/02        110.20           145.36            253.39            621.69
  10/31/02        110.27           146.98            256.20            624.79
   11/1/02        111.44           147.80            257.81            624.40
   11/4/02        107.38           141.80            250.14            615.37
   11/5/02        103.95           139.29            247.09            615.71
   11/6/02        99.98            134.91            243.38            616.21
   11/7/02        98.14            132.30            242.28            613.74
   11/8/02        98.77            133.78            245.16            617.85
  11/12/02        103.72           136.64            250.16            619.33
  11/13/02        103.11           137.18            252.62            616.16
  11/14/02        101.79           133.67            244.01            580.43
  11/15/02        97.46            134.15            236.72            571.18
  11/18/02        96.15            133.73            236.17            572.68
  11/19/02        96.31            133.34            235.38            572.99
  11/20/02        93.09            131.91            231.05            558.08
  11/21/02        90.98            130.23            223.25            543.31
  11/22/02        90.23            130.25            223.24            538.71
  11/25/02        90.90            130.75            222.60            539.76
  11/26/02        91.64            130.34            223.16            546.96
  11/27/02        90.64            128.00            213.15            488.49
  11/29/02        90.69            122.59            208.07            436.48
   12/2/02        89.16            120.14            206.06            506.99
   12/3/02        90.39            120.00            205.73            503.79
   12/4/02        90.18            120.90            207.92            509.54
   12/5/02        92.37            121.17            209.10            513.84
   12/6/02        96.95            123.62            213.13            521.44
   12/9/02        97.28            124.50            214.12            531.33
  12/10/02        98.21            126.37            216.10            531.83
  12/11/02        99.17            126.13            216.32            537.91
  12/12/02        99.99            125.02            215.30            532.20
  12/13/02        95.64            120.28            207.13            525.63
  12/16/02        94.80            117.08            204.19            518.89
  12/17/02        92.14            116.89            202.83            521.65
  12/18/02        92.81            117.18            203.24            525.90
  12/19/02        90.39            118.10            204.96            533.06
  12/20/02        91.63            117.72            205.42            532.55
  12/23/02        91.53            117.01            205.26            544.31
  12/24/02        92.52            118.04            206.94            538.91
  12/26/02        93.09            117.82            208.41            540.03
  12/27/02        90.91            117.85            209.31            552.03
  12/30/02        91.18            117.77            212.02            548.44
  12/31/02        93.04            116.97            204.11            550.26
    1/2/03        90.53            114.02            197.44            527.54
    1/3/03        90.92            114.20            197.42            527.30
    1/6/03        89.55            112.82            194.05            521.67
    1/7/03        88.31            111.53            192.93            522.44
    1/8/03        88.73            112.02            193.55            524.58
    1/9/03        87.10            112.15            193.20            500.93
   1/10/03        86.84            112.53            192.85            498.74
   1/13/03        85.65            112.78            187.88            497.58
   1/14/03        85.15            111.32            187.85            481.39
   1/15/03        85.42            109.71            189.80            478.48
   1/16/03        85.40            109.38            191.33            478.94
   1/17/03        85.97            110.14            192.20            484.15
   1/21/03        88.60            111.14            194.80            489.26
   1/22/03        91.47            111.97            198.07            496.53
   1/23/03        90.92            111.41            196.89            493.33
   1/24/03        91.47            111.73            196.97            503.04
   1/27/03        90.90            112.86            198.17            503.44
   1/28/03        90.57            112.79            197.81            501.39
   1/29/03        89.90            112.64            195.47            447.24
   1/30/03        88.99            111.68            194.26            479.65
   1/31/03        86.56            107.37            187.04            522.64
    2/3/03        84.27            107.01            183.97            520.28
    2/4/03        84.00            106.94            184.40            523.52
    2/5/03        82.69            106.05            182.51            515.16
    2/6/03        82.29            105.63            180.75            524.39
    2/7/03        81.23            106.48            179.49            526.63
   2/10/03        81.75            106.47            179.34            522.31
   2/11/03        81.41            106.20            179.08            522.57
   2/12/03        82.73            107.50            179.95            534.98
   2/13/03        82.78            107.92            181.24            505.95
   2/14/03        87.84            107.83            181.91            507.98
   2/18/03        87.57            107.97            183.12            509.54
   2/19/03        88.07            108.04            183.62            514.73
   2/20/03        86.24            108.10            184.46            517.70
   2/21/03        87.54            107.91            184.93            511.50
   2/24/03        85.73            108.11            185.15            517.53
   2/25/03        87.77            106.40            185.35            512.19
   2/26/03        86.24            105.91            186.49            517.50
   2/27/03        85.23            105.61            186.21            514.10
   2/28/03        87.52            106.10            180.16            513.25
    3/3/03        84.81            106.39            179.35            511.16
    3/4/03        85.48            107.02            180.50            510.31
    3/5/03        87.20            109.00            182.67            514.68
    3/6/03        86.43            109.29            184.33            507.34
    3/7/03        87.07            109.93            186.11            504.76
   3/10/03        88.32            110.48            187.05            509.61
   3/11/03        86.36            111.54            187.44            513.79
   3/12/03        86.72            109.93            187.34            514.00
   3/13/03        86.34            108.52            184.98            497.86
   3/14/03        83.18            107.93            181.64            486.99
   3/17/03        83.78            108.06            180.62            478.33
   3/18/03        81.17            106.94            179.90            469.21
   3/19/03        80.53            106.79            179.31            466.25
   3/20/03        80.49            107.60            178.14            460.77
   3/21/03        80.05            107.12            177.35            453.50
   3/24/03        79.78            106.57            177.49            451.84
   3/25/03        80.49            106.00            176.55            451.29
   3/26/03        77.43            105.26            173.65            453.48
   3/27/03        77.66            105.73            173.84            438.72
   3/28/03        76.11            106.42            173.83            443.28
   3/31/03        74.42            105.03            171.35            432.81
    4/1/03        74.67            104.95            172.55            430.61
    4/2/03        74.12            104.62            171.37            420.27
    4/3/03        73.70            104.61            170.24            419.98
    4/4/03        74.78            104.77            170.42            412.63
    4/7/03        73.10            102.94            169.42            409.08
    4/8/03        72.13            102.41            170.63            417.39
    4/9/03        73.32            102.57            170.76            418.86
   4/10/03        73.34            102.98            170.67            415.81
   4/11/03        73.31            102.71            170.50            397.98
   4/14/03        70.84            100.30            168.03            386.24
   4/15/03        72.02             99.79            162.85            385.40
   4/16/03        72.92             99.68            161.26            390.87
   4/17/03        72.63            101.45            161.22            390.23
   4/21/03        71.31             98.02            158.89            388.78
   4/22/03        71.10             97.70            157.47            391.55
   4/23/03        70.65             95.58            154.55            390.95
   4/24/03        69.35             95.18            154.78            397.60
   4/25/03        70.77             95.66            155.12            396.58
   4/28/03        69.80             95.38            155.00            369.10
   4/29/03        70.02             94.39            154.39            381.68
   4/30/03        68.17             92.79            145.39            373.00
    5/1/03        68.11             92.00            143.52            372.50
    5/2/03        66.94             91.27            143.13            367.32
    5/5/03        66.32             90.36            142.34            369.77
    5/6/03        66.86             90.10            137.65            377.27
    5/7/03        67.07             90.03            141.75            387.61
    5/8/03        67.34             90.78            142.74            389.53
    5/9/03        66.93             91.03            143.36            387.29
   5/12/03        67.05             90.77            142.24            391.17
   5/13/03        66.87             91.06            143.54            391.34
   5/14/03        66.56             90.63            143.71            399.55
   5/15/03        73.42             90.72            145.06            396.29
   5/16/03        72.77             90.95            146.22            396.45
   5/19/03        75.80             91.25            146.37            397.31
   5/20/03        76.44             93.41            148.65            353.70
   5/21/03        75.70             91.65            147.71            395.68
   5/22/03        74.67             91.70            148.28            409.17
   5/23/03        74.23             90.58            146.77            410.38
   5/27/03        77.50             92.54            148.55            406.39
   5/28/03        75.66             93.17            148.60            404.45
   5/29/03        74.20             91.27            146.26            415.03
   5/30/03        73.47             92.16            144.77            417.31
    6/2/03        72.19             90.61            142.47            409.22
    6/3/03        73.64             91.51            143.87            417.22
    6/4/03        72.98             91.94            143.57            420.42
    6/5/03        71.70             90.49            142.24            415.07
    6/6/03        71.36             90.61            142.00            411.99
    6/9/03        68.89             89.33            140.51            417.50
   6/10/03        69.52             89.97            140.87            425.84
   6/11/03        68.71             88.74            139.75            421.17
   6/12/03        67.21             88.34            139.48            423.69
   6/13/03        68.02             87.85            141.46            408.86
   6/16/03        65.13             87.16            141.07            402.51
   6/17/03        62.91             86.10            139.72            392.83
   6/18/03        63.28             84.85            139.52            385.00
   6/19/03        65.03             85.62            140.38            386.98
   6/20/03        65.51             85.66            140.29            385.94
   6/23/03        68.23             86.26            141.65            394.53
   6/24/03        68.51             85.96            141.58            397.73
   6/25/03        67.40             84.63            139.74            384.80
   6/26/03        66.88             82.88            139.36            332.28
   6/27/03        66.61             83.05            138.47            374.04
   6/30/03        65.38             81.80            138.93            378.22


Lehman Brothers Mortgage Index
      Historical Duration
------------------------------
              [CHART]

      Jan-85       5.74
      Feb-85       5.52
      Mar-85       5.54
      Apr-85       5.50
      May-85       5.59
      Jun-85       5.42
      Jul-85       5.24
      Aug-85       5.15
      Sep-85       4.95
      Oct-85       4.83
      Nov-85       4.79
      Dec-85       4.99
      Jan-86       5.06
      Feb-86       5.23
      Mar-86       5.13
      Apr-86       4.77
      May-86       3.87
      Jun-86       3.59
      Jul-86       3.41
      Aug-86       3.52
      Sep-86       3.51
      Oct-86       3.68
      Nov-86       4.17
      Dec-86       4.20
      Jan-87       4.45
      Feb-87       4.59
      Mar-87       4.63
      Apr-87       4.47
      May-87       4.21
      Jun-87       4.26
      Jul-87       4.24
      Aug-87       4.65
      Sep-87       4.80
      Oct-87       5.12
      Nov-87       5.35
      Dec-87       5.51
      Jan-88       5.77
      Feb-88       5.84
      Mar-88       5.79
      Apr-88       5.27
      May-88       4.93
      Jun-88       4.81
      Jul-88       4.88
      Aug-88       4.79
      Sep-88       4.94
      Oct-88       5.04
      Nov-88       5.03
      Dec-88       5.11
      Jan-89       4.52
      Feb-89       4.65
      Mar-89       4.81
      Apr-89       4.72
      May-89       4.60
      Jun-89       4.38
      Jul-89       4.19
      Aug-89       4.35
      Sep-89       4.28
      Oct-89       4.07
      Nov-89       4.03
      Dec-89       4.11
      Jan-90       4.32
      Feb-90       4.44
      Mar-90       4.54
      Apr-90       4.72
      May-90       4.54
      Jun-90       4.37
      Jul-90       4.23
      Aug-90       4.50
      Sep-90       4.50
      Oct-90       4.43
      Nov-90       4.12
      Dec-90       4.04
      Jan-91       3.96
      Feb-91       4.00
      Mar-91       4.05
      Apr-91       4.07
      May-91       4.12
      Jun-91       4.26
      Jul-91       4.36
      Aug-91       4.11
      Sep-91       3.78
      Oct-91       3.75
      Nov-91       3.78
      Dec-91       2.41
      Jan-92       3.58
      Feb-92       3.47
      Mar-92       3.98
      Apr-92       4.05
      May-92       3.53
      Jun-92       3.40
      Jul-92       3.05
      Aug-92       2.77
      Sep-92       2.78
      Oct-92       3.57
      Nov-92       3.68
      Dec-92       3.44
      Jan-93       3.01
      Feb-93       2.56
      Mar-93       2.56
      Apr-93       2.66
      May-93       2.76
      Jun-93       2.32
      Jul-93       2.47
      Aug-93       2.16
      Sep-93       2.33
      Oct-93       2.80
      Nov-93       3.43
      Dec-93       3.47
      Jan-94       3.35
      Feb-94       3.47
      Mar-94       4.35
      Apr-94       4.74
      May-94       4.83
      Jun-94       4.74
      Jul-94       4.60
      Aug-94       4.10
      Sep-94       4.35
      Oct-94       4.43
      Nov-94       4.45
      Dec-94       4.40
      Jan-95       4.24
      Feb-95       4.50
      Mar-95       4.46
      Apr-95       4.28
      May-95       3.50
      Jun-95       3.47
      Jul-95       3.60
      Aug-95       3.48
      Sep-95       3.32
      Oct-95       3.20
      Nov-95       2.91
      Dec-95       2.57
      Jan-96       2.63
      Feb-96       3.48
      Mar-96       3.86
      Apr-96       4.19
      May-96       4.36
      Jun-96       4.20
      Jul-96       4.07
      Aug-96       4.21
      Sep-96       4.02
      Oct-96       3.62
      Nov-96       3.18
      Dec-96       3.66
      Jan-97       3.66
      Feb-97       3.72
      Mar-97       3.99
      Apr-97       3.84
      May-97       3.78
      Jun-97       3.60
      Jul-97       2.94
      Aug-97       3.35
      Sep-97       3.02
      Oct-97       2.64
      Nov-97       2.62
      Dec-97       2.40
      Jan-98       2.09
      Feb-98       2.32
      Mar-98       2.46
      Apr-98       2.48
      May-98       2.35
      Jun-98       2.27
      Jul-98       2.43
      Aug-98       2.06
      Sep-98       1.37
      Oct-98       2.23
      Nov-98       2.21
      Dec-98       1.95
      Jan-99       1.86
      Feb-99       2.82
      Mar-99       2.94
      Apr-99       3.04
      May-99       3.60
      Jun-99       3.81
      Jul-99       4.15
      Aug-99       4.31
      Sep-99       4.15
      Oct-99       4.04
      Nov-99       4.17
      Dec-99       4.27
      Jan-00       4.36
      Feb-00       4.17
      Mar-00       4.03
      Apr-00       4.25
      May-00       4.37
      Jun-00       4.11
      Jul-00       4.11
      Aug-00       3.94
      Sep-00       3.84
      Oct-00       3.75
      Nov-00       3.45
      Dec-00       3.00
      Jan-01       2.71
      Feb-01       2.68
      Mar-01       2.84
      Apr-01       3.30
      May-01       3.40
      Jun-01       3.56
      Jul-01       3.05
      Aug-01       2.90
      Sep-01       2.62
      Oct-01       1.46
      Nov-01       2.60
      Dec-01       3.10
      Jan-02       3.16
      Feb-02       2.90
      Mar-02       3.51
      Apr-02       3.03
      May-02       2.83
      Jun-02       2.60
      Jul-02       2.03
      Aug-02       1.40
      Sep-02       0.91
      Oct-02       1.08
      Nov-02       1.63
      Dec-02       0.94
      Jan-03       1.20
      Feb-03       0.81
      Mar-03       1.11
      Apr-03       1.03
      May-03       0.58
      Jun-03       1.02


Mortgage Issues Lag
Mortgage rates approached record lows in May and June, prompting record refinancing activity on the part of consumers. This caused prepayments on mortgage-backed securities (MBS) to accelerate greatly and durations of MBS shortened dramatically (see chart above, right). As a result, the MBS sector under-performed all other fixed income sectors, returning just 1.60% in the first six months of the year (see below).

        Total Returns of Selected Lehman Brothers Indices and Subsectors

Investment Grade Index/Sector       1st Qtr. 2003    2nd Qtr. 2003     2003 YTD
-----------------------------       -------------    -------------     --------
LB Aggregate Index                      1.39%            2.50%          3.93%
LB Gov't/Credit Index                   1.65%            3.52%          5.23%
US Treasury Sector                      0.99%            2.73%          3.75%
Gov't Agency Sector                     1.20%            2.20%          3.43%
Corporate Sector                        2.53%            5.06%          7.72%
    AAA                                 1.50%            2.62%          4.17%
    AA                                  1.99%            3.46%          5.51%
    A                                   1.98%            4.48%          6.55%
    BBB                                 3.40%            6.54%         10.16%
MBS Sector                              0.92%            0.66%          1.60%
ABS Sector                              1.51%            1.85%          3.39%
Non-Investment Grade Index/Sector
---------------------------------
High Yield                              7.61%           10.11%         18.49%





Baird Intermediate Bond Fund
--------------------------------------------------------------------------------
June 30, 2003

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

Portfolio Characteristics

[PIE CHART]

Quality Distribution
U.S. Treasury                   14%       Sector Weightings
U.S. Gov't Agency               23%       U.S. Treasury                   14%
Aaa                             17%       U.S. Gov't Agency               14%
Aa                               6%       Mortgage/CMOs                   10%
A                               19%       Int'l                            2%
Baa                             17%       Asset-Backed                    10%
Below Baa                        4%       Industrials                     16%
                                          Utility                          6%
                                          Finance/Bank/Broker             21%
                                          Cash                             6%
                                          Municipal                        1%


Net Assets:            $ 140,926,602
SEC 30-Day Yield:**                     Portfolio Expense Ratio:
  Institutional Class: 3.84%              Institutional Class:       0.30%
  Investor Class:      3.49%              Investor Class:            0.55%*
Average Duration:      3.73 years       Portfolio Turnover Ratio:   65.8%***
Average Maturity:      5.48 years       Total Number of Holdings:  186
* Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated based on the 30 days ended June 30, 2003.
*** The portfolio turnover is a rolling 12 month calculation.


Annualized Total Returns
-----------------------------------------------------------------------------------------
For the Period Ending June 30, 2003                          One Year  Since Inception(1)
-----------------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares     10.07%      9.76%
Baird Intermediate Bond Fund - Investor Class Shares           9.69%      9.53%
Lehman Brothers Intermediate Government/Credit Bond Index(2)  10.84%      9.86%
-----------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2003.
(2) The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
-------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Asset-Backed Securities - 10.1%
             AAMES Mortgage Trust,
  $ 218,672       Series 1998-C, Class A6F, 6.13%, 09-15-2028        $  230,956
             Advanta Mortgage Loan Trust,
     89,365       Series 1994-1, Class A1, 6.30%, 07-25-2025             89,306
             AFC Home Equity Loan Trust,
    189,438       Series 1997-2, Class 1A5, 6.97%, 06-25-2027           202,346
             Amresco Residential Securities Mortgage Loan,
    665,144       Series 1998-1, Class A6, 6.51%, 08-25-2027            705,735
             BankAmerica Manufactured Housing Contract,
    144,505       Series 1997-1, Class A7, 6.58%, 10-10-2019            148,110
             Contimortgage Home Equity Loan Trust:
    654,221       Series 1999-1, Class A7, 6.47%, 12-25-2013            695,066
  1,000,000       Series 1998-2, Class A7, 6.57%, 03-15-2023          1,045,821
  1,000,000       Series 1998-3, Class A17, 6.22%, 10-15-2029         1,056,839
             Delta Funding Home Equity Loan Trust:
    909,433       Series 1997-2, Class A6, 7.04%, 06-25-2027            952,949
    475,999       Series 1999-1, Class A6F, 6.34%, 12-15-2028           505,170
    592,767       Series 1999-2, Class A7F, 7.03%, 08-15-2030           642,802
             EQCC Home Equity Loan Trust,
    720,000       Series 1997-3, Class A9, 6.57%, 02-15-2029            746,767
             Equivantage Home Equity Loan Trust,
    103,753       Series 1996-3, Class A3, 7.70%, 09-25-2027            103,688
             Green Tree Financial Corporation:
    526,710       Series 1998-6, Class A5, 6.06%, 06-01-2030            531,258
    500,000       Series 1999-3, Class A5, 6.16%, 02-01-2031            495,138
             Green Tree Home Equity Loan Trust,
    230,862       Series 1999-A, Class A5, 6.13%, 02-15-2019            234,081
             Green Tree Home Improvement Loan Trust,
    192,147       Series 1998-D, Class HEA6, 6.15%, 08-15-2029          193,763
             IMC Home Equity Loan Trust:
    185,523       Series 1997-7, Class A8, 6.65%, 02-20-2029            187,302
    550,529       Series 1998-1, Class A6, 6.52%, 06-20-2029            586,429
             MBNA Credit Card Master Note Trust,
  2,500,000       Series 2003-A3, Class A3, 1.23%, 08-16-2010         2,503,545
             Mortgage Lenders Network Home Equity Loan Trust,
    734,196       Series 1998-2, Class A1, 6.61%, 07-25-2029            790,426
             Oakwood Mortgage Investors Inc.,
    683,425       Series 1999-B, Class A3, 6.45%, 11-15-2017            688,995
             Residential Asset Securitization Trust,
    339,396       Series 1998-KS2, Class AI9, 6.42%, 07-25-2029         339,165
             Salomon Brothers Mortgage Securities VII,
    511,800       Series 1997-LB6, Class A6, 6.82%, 12-25-2027          540,433
                                                                     -----------
                                                                     14,216,090
                                                                     -----------

             Financial - 21.6%
             ABN-AMRO Bank Subordinated Notes,
    500,000       8.25%, 08-01-2009                                     529,804
             Aetna, Inc.,
    325,000       7.13%, 08-15-2006                                     368,559
             Allfirst Financial Subordinated Notes,
  1,150,000       7.20%, 07-01-2007                                   1,299,984
             American General Finance,
    125,000       5.88%, 12-15-2005                                     136,340

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

 Principal
  Amount                                                             Value
-------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 94.4%

             Financial - 21.6% (cont.)
             Amsouth Bancorp Subordinated Debentures,
  $ 630,000       6.75%, 11-01-2025                                  $  715,757
             Amsouth Bank NA Subordinated Notes,
    120,000       6.45%, 02-01-2008                                     136,618
             Anthem Inc.,
    810,000       6.80%, 08-01-2012                                     945,641
             Auburn Hills Trust Debentures,
    225,000       12.38%, 05-01-2020                                    328,544
             Bank of America Corporation Subordinated Notes,
     75,000       10.20%, 07-15-2015                                    111,164
             Bank of Boston Corporation Subordinated Notes,
    150,000       6.63%, 02-01-2004                                     154,641
             Bank of Oklahoma Subordinated Notes,
    350,000       7.13%, 08-15-2007                                     402,795
             Bank One Corporation Subordinated Notes,
    750,000       10.00%, 08-15-2010                                  1,012,304
             Comerica Inc. Subordinated Notes,
    176,000       7.25%, 08-01-2007                                     203,339
             Compass Bank Subordinated Notes,
    800,000       8.10%, 08-15-2009                                     996,215
             Countrywide Home Loan:
    200,000       5.50%, 08-01-2006                                     218,592
  1,000,000       5.50%, 02-01-2007                                   1,094,812
             Credit Suisse Finance Broker USA, Inc. Notes,
    900,000       6.13%, 11-15-2011                                   1,008,210
             Dime Capital Trust,
    175,000       9.33%, 05-06-2027                                     214,434
             First National Bank Chicago Pass Thru Certificates,
    500,000       8.08%, 01-05-2018                                     627,945
             First National Bank Omaha Subordinated Notes,
    100,000       7.32%, 12-01-2010                                     108,118
             FMR Corp.,
    775,000       4.75%, 03-01-2013,
                  (Acquired 02-26-03; Cost $777,312)*                   819,228
             Ford Capital BV Debentures,
    623,000       9.50%, 06-01-2010                                     704,995
             Ford Motor Credit Company Notes,
    300,000       9.03%, 12-30-2009                                     316,104
             General Electric Capital Corporation Notes,
    500,000       6.00%, 06-15-2012                                     564,384
             Goldman Sachs Group, Inc. Notes,
    200,000       6.60%, 01-15-2012                                     232,396
             Hartford Financial Services Group Senior Notes,
    150,000       7.75%, 06-15-2005                                     166,397
             Health Care Services Corporation Notes,
    500,000       7.75%, 06-15-2011
                  (Acquired 06-20-01; Cost $497,765)*                   596,304
             Household Finance Corporation Senior
                  Unsubordinated Notes,
  1,200,000       6.40%, 06-17-2008                                   1,369,822
             ING Groep NV Notes,
    400,000       8.50%, 02-15-2005                                     435,094
             J.P. Morgan Chase & Company Subordinated Notes,
    500,000       6.63%, 03-15-2012                                     576,835

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Financial - 21.6% (cont.)
             Keycorp Subordinated Notes:
  $ 750,000       8.00%, 07-01-2004                                   $ 797,085
    300,000       6.75%, 03-15-2006                                     335,112
             Lehman Brothers Holdings, Inc. Notes,
    700,000       8.50%, 05-01-2007                                     837,900
             Lehman Brothers, Inc. Senior Subordinated Debentures,
    175,000       11.63%, 05-15-2005                                    204,966
             MBNA Corp.,
    750,000       6.13%, 03-01-2013                                     815,741
             Morgan Stanley Dean Witter Debentures,
  1,000,000       10.00%, 06-15-2008                                  1,304,362
             National City Bank of Kentucky,
    196,000       6.30%, 02-15-2011                                     223,104
             National Rural Utilities:
    325,000       3.88%, 02-15-2008                                     338,549
    925,000       5.75%, 08-28-2009                                   1,023,778
             Nationwide Life Global Fund Notes,
    500,000       5.35%, 02-15-2007
                  (Acquired 02-08-02; Cost $499,520)*                   540,684
             Newcourt Credit Group,
    240,000       6.88%, 02-16-2005                                     257,095
             PNC Funding Corporation,
    894,000       7.50%, 11-01-2009                                   1,088,602
             Protective Life US Funding Notes,
    700,000       5.88%, 08-15-2006,
                  (Acquired 08-06-01; Cost $699,160)*                   775,669
             Santander Financial Issuances:
    325,000       7.00%, 04-01-2006                                     363,163
    500,000       6.38%, 02-15-2011                                     572,149
             Sanwa Bank Ltd. NY Subordinated Notes,
    350,000       7.40%, 06-15-2011                                     392,445
             Transamerica Finance Corporation Debentures,
  1,160,000       0.00%, 03-01-2010                                     815,797
             Union Planters Corporation Subordinated Notes:
    645,000       6.50%, 03-15-2008                                     724,432
    300,000       7.75%, 03-01-2011                                     363,903
             USF&G Corporation Senior Notes,
    395,000       7.13%, 06-01-2005                                     431,862
             Wachovia Corporation Subordinated Notes,
  1,200,000       8.00%, 08-15-2009                                   1,272,704
             Washington Mutual Bank FA Notes,
    500,000       6.88%, 06-15-2011                                     596,546
                                                                     -----------
                                                                     30,471,023
                                                                     -----------
             Industrial - 16.4%
             America West Airlines Pass Thru Certificates,
    237,485       8.54%, 01-02-2006                                     227,750
             American Airline Pass Thru Certificates,
    684,948       7.69%, 05-23-2008                                     123,131
             AMVESCAP PLC,
    500,000       5.38%, 02-27-2013                                     508,185
             AOL Time Warner, Inc. Notes,
    300,000       6.88%, 05-01-2012                                     342,485
             British Telecom PLC Notes,
    200,000       7.88%, 12-15-2005                                     227,768

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Industrial - 16.4% (cont.)
             Coca-Cola Enterprises,
  $ 300,000       4.38%, 09-15-2009                                  $  319,269
             Continental Airlines, Inc. Pass Thru Certificates:
  1,000,000       7.43%, 09-15-2004                                     882,318
    101,730       7.42%, 04-01-2007                                      86,477
    435,218       6.54%, 09-15-2008                                     363,566
             Continental Cablevision Debentures,
    300,000       9.50%, 08-01-2013                                     345,322
             Cooper Industries Ltd. Notes,
    700,000       5.25%, 07-01-2007                                     758,324
             Corp. Andina De Fomento Notes:
    170,000       8.88%, 06-01-2005                                     186,741
    275,000       7.38%, 01-18-2011                                     316,914
             CSX Corporation Notes,
    500,000       5.85%, 12-01-2003                                     509,022
             Delta Air Lines Pass Thru Certificates,
    350,000       7.78%, 11-18-2005                                     304,446
             Deutsche Telekom International Finance Bonds,
    350,000       8.50%, 06-15-2010                                     429,933
             Dollar General Corporation,
    300,000       8.63%, 06-15-2010                                     331,875
             Fiserv Inc.,
    500,000       4.00%, 04-15-2008,
                  (Acquired 04-08-03; Cost $499,595)*                   514,901
             Ford Motor Company Debentures,
    300,000       9.22%, 09-15-2021                                     311,402
             General Electric Company,
    500,000       5.00%, 02-01-2013                                     528,128
             General Motors Nova Financing,
    500,000       6.85%, 10-15-2008                                     524,975
             Georgia-Pacific Debentures,
    300,000       9.88%, 11-01-2021                                     303,000
             Halliburton Company,
    425,000       5.63%, 12-01-2008                                     449,118
             Hanson Australia Funding,
    650,000       5.25%, 03-15-2013                                     665,835
             Ingersoll-Rand Company Debentures,
  1,000,000       6.39%, 11-15-2027                                   1,180,189
             International Lease Finance Corporation Notes,
    300,000       5.70%, 07-03-2006                                     323,899
             ITT Corporation Debentures,
    314,000       9.75%, 02-15-2021                                     327,724
             Jones Intercable, Inc. Senior Notes,
  1,202,000       8.88%, 04-01-2007                                   1,269,847
             Korea Development Bank,
    400,000       4.25%, 11-13-2027                                     413,003
             Laboratory Corporation of America,
    650,000       5.50%, 02-01-2013                                     695,921
             Marathon Oil Corporation:
    500,000       5.38%, 06-01-2007                                     547,244
    350,000       6.00%, 07-01-2012                                     389,577
             Masco Corporation Notes,
    475,000       5.88%, 07-15-2012                                     527,501

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Industrial - 16.4% (cont.)
             Norfolk Southern Corporation Senior Notes,
  $ 475,000       8.38%, 05-15-2005                                   $ 527,824
             Northwest Airlines, Inc. Pass Thru Certificates,
    500,195       7.25%, 01-02-2012                                     327,853
             Park Place Entertainment Senior Notes,
    375,000       7.50%, 09-01-2009                                     410,625
             PEMEX Project Fielding Master Trust:
    275,000       6.13%, 08-15-2008,
                  (Acquired 01-31-03; Cost $274,802)*                   294,250
    700,000       9.13%, 10-13-2010                                     847,000
             Qwest Capital Funding:
    350,000       7.00%, 08-03-2009                                     287,875
    100,000       7.25%, 02-15-2011                                      82,000
             Sealed Air Corp.,
    650,000       5.38%, 04-15-2008,
                  (Acquired 04-09-03; Cost $646,490)*                   682,167
             Southwest Airlines Company Pass Thru Certificates,
    265,616       7.67%, 01-02-2014                                     301,800
             Sprint Capital Corporation,
    500,000       6.00%, 01-15-2007                                     537,326
             Time Warner Inc.,
    175,000       9.13%, 01-15-2013                                     224,132
             Tyco International Group SA,
    700,000       6.38%, 02-15-2006                                     729,750
             Union PacificCorp Pass Thru Certificates,
    318,774       8.66%, 07-02-2011                                     375,500
             United Air Lines Pass Thru Certificates:
    245,275       7.76%, 10-01-2005                                      41,846
    400,000       6.20%, 09-01-2008                                     335,296
    300,000       10.02%, 03-22-2014, @, ^                               77,214
             Vectren Utility Holdings,
    600,000       6.63%, 12-01-2011                                     691,469
             Westvaco Corporation,
     55,000       8.40%, 06-01-2007                                      64,576
             Weyerhaeuser Company Notes,
    300,000       5.95%, 11-01-2008                                     335,652
             Willamette Industries Notes,
    500,000       6.60%, 06-05-2012                                     557,932
             Worldcom, Inc. Notes,@, ^
    300,000       7.38%, 01-15-2049,
                  (Acquired 01-05-01; Cost $300,829)*                    88,500
                                                                     -----------
                                                                     23,056,377
                                                                     -----------
             Utilities - 5.9%

             Baltimore Gas & Electric Senior Notes,
    300,000       5.25%, 12-15-2006                                     322,119
             Conectiv, Inc. Notes,
    450,000       6.73%, 06-01-2006                                     471,757
             Edison Mission Senior Notes,
    300,000       9.88%, 04-15-2011                                     277,500
             Exelon Corporation Senior Notes,
    300,000       6.75%, 05-01-2011                                     347,096
             Gemstone Investors, Ltd.,
    450,000       7.71%, 10-31-2004,
                  (Acquired 10-25-01; Cost $450,000)*                   447,750
             Gulf States Utilities 1st Mortgage,
    400,000       6.77%, 08-01-2005                                     431,442

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Utilities - 5.9% (cont.)
             Korea Electric Power Debentures,
  $ 300,000       6.75%, 08-01-2027                                     315,483
             Niagara Mohawk Power Senior Discount Notes:
    211,707       7.38%, 07-01-2003                                     211,707
    725,000       8.50%, 07-01-2010                                     760,090
             Nisource Finance Corporation,
    650,000       7.63%, 11-15-2005                                     710,678
             NRG Energy, Inc. Bonds,@,^
    300,000       8.00%, 11-01-2003                                     129,000
             NRG Energy, Inc. Senior Notes,@,^
    400,000       7.50%, 06-15-2007                                     170,000
             Oneok, Inc. Senior Notes,
    725,000       7.13%, 04-15-2011                                     796,246
             PPL Energy Supply, LLC Senior Notes,
    300,000       6.40%, 11-01-2011                                     333,042
             PSEG Energy Holdings Senior Notes,
    175,000       8.50%, 06-15-2011                                     188,125
             PSEG Power Senior Notes,
    275,000       7.75%, 04-15-2011                                     328,129
             RGS (I&M) Funding Corp.,
    843,383       9.82%, 12-07-2022                                   1,134,671
             System Energy Resources,
    159,959       7.43%, 01-15-2011                                     166,858
             Utilicorp United, Inc. Senior Notes,
    125,000       7.00%, 07-15-2004                                     118,281
             Williams Companies, Inc. Notes,
    600,000       8.13%, 03-15-2012                                     615,000
             Yosemite Security Trust I Bonds,@,^
    325,000       8.25%, 11-15-2004
                  (Acquired 04-26-01; Cost $331,401)*                    87,750
                                                                     -----------
                                                                      8,362,724
                                                                     -----------
             Mortgage-Backed Securities - 10.1%
             Federal Gold Loan Mortgage Corporation (FGLMC),
    275,255       6.00%, 07-01-2028                                     285,779
             Federal Home Loan Mortgage Corporation (FHLMC):
    262,586       Series 2379, Class MD, 4.50%, 12-15-2008              263,185
  1,398,882       Series 2418, Class MC, 6.00%, 09-15-2019            1,428,936
     95,642       Series 1094, Class K, 7.00%, 06-15-2021                98,072
     64,337       Series 1101, Class M, 6.95%, 07-15-2021                65,311
    519,777       Series 1136, Class H, 6.00%, 09-15-2021               529,030
    119,870       Series 1280, Class B, 6.00%, 04-15-2022               122,804
    260,904       Series 1395, Class G, 6.00%, 10-15-2022               266,532
  1,946,944       Series 2531, Class N, 4.00%, 07-15-2027             1,970,113
             Federal National Mortgage Association (FNMA):
  1,000,000       Series 2002-73, Class OC, 5.00%, 04-25-2014         1,034,917
  1,601,829       Series 2002-46, Class D, 5.00%, 08-25-2016          1,646,724
  2,000,000       Series 2001-42, Class AH, 5.50%, 05-25-2017         2,009,858
    261,977       Series 1991-137, Class H, 7.00%, 10-25-2021           281,335
    761,088       Series 1992-136, Class H-PK, 6.00%, 08-25-2022        796,037
    434,558       Series 1993-32, Class H, 6.00%, 03-25-2023            447,906
    500,000       Series 2003-25, Class PC, 4.50%, 02-25-2027           508,412
    160,385       Series 1998-66, Class C, 6.00%, 12-25-2028            165,428

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 94.4%

             Mortgage-Backed Securities - 10.1% (cont.)
             GE Capital Mortgage Services, Inc.:
  $ 500,000       Series 1993-18, Class A12, 6.00%, 02-25-2009        $ 500,735
             Residential Accredit Loans, Inc.:
    255,828       Series 1998-QS2, Class A7, 7.00%, 02-25-2028          260,295
    559,837       Series 1998-QS4, Class AI5, 7.00%, 03-25-2028         574,310
             Residential Funding Mortgage Security I:
    280,604       Series 1997-S11, Class A7, 7.00%, 08-25-2012          280,178
    549,239       Series 1996-S14, Class M1, 7.50%, 05-25-2026          555,490
             Washington Mutual,
    110,889       Series 1999-WM2, Class 2A, 6.88%, 06-15-2011          113,421
                                                                     -----------
                                                                     14,204,808
                                                                     -----------
             International (U.S. $ Denominated) - 1.8%
             Landeskreditbank Baden-Wuerttemberg,
    700,000       6.35%, 04-01-2012                                     807,047
             National Bank Hungary Debentures,
    350,000       8.88%, 11-01-2013                                     468,526
             Westdeutsche Landesbank Subordinated Notes,
    800,000       6.75%, 06-15-2005                                     871,246
    350,000       6.05%, 01-15-2009                                     397,941
                                                                     -----------
                                                                      2,544,760
                                                                     -----------
             Municipal Bond - 0.6%
             Tobacco Settlement Financing Corporation:
    500,000       5.92%, 06-01-2012                                     488,165
    380,864       6.36%, 05-15-2025                                     367,126
                                                                     -----------
                                                                        855,291
                                                                     -----------
             U.S. Government Agency - 13.9%
             Federal Home Loan Mortgage Corporation (FHLMC),
 15,625,000       6.63%, 09-15-2009                                  18,752,750
             Soyland Power Cooperative U.S. Government Guarantee,
    740,143       8.35%, 09-15-2009                                     800,590
                                                                     -----------
                                                                     19,553,340
                                                                     -----------
             U.S. Treasury Obligations - 14.0%
             U.S. Treasury Bonds:
    350,000       9.88%, 11-15-2015                                     556,199
  4,525,000       9.25%, 02-15-2016                                   6,928,377
             U.S. Treasury Notes:
  8,675,000       6.13%, 08-15-2007                                  10,034,876
  1,900,000       6.00%, 08-15-2009                                   2,241,183
                                                                     -----------
                                                                     19,760,635
                                                                     -----------

             Total Long-Term Investments (Cost $128,593,542)        133,025,048
                                                                    ------------
 Shares                                                              Value
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 6.1%

             Investment Company - 4.8%
  6,769,029  Investment Company Cash Reserve Portfolio - AIM Fund     6,769,029

                     See notes to the financial statements

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2003 (unaudited)

 Shares                                                              Value
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 6.1% (cont.)

             Money Market Fund - 1.0%
  1,453,776  SEI Daily Income Trust Government Fund                  $ 1,453,776
                                                                    ------------
Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
             Variable Rate Demand Notes# - 0.3%
$   209,114  American4Family Financial Services, Inc., 0.85%            209,114
    116,962  Wisconsin Corporation Central Credit Union, 0.70%          116,962
                                                                    ------------
                                                                        326,076
                                                                    ------------

             Total Short-Term Investments (Cost $8,548,881)           8,548,881
                                                                    ------------

             Total Investments (Cost $137,142,423)  100.5%          141,573,929
                                                                    ------------

             Liabilities, Less Other Assets  (0.5%)                    (647,327)
                                                                    ------------

             TOTAL NET ASSETS  100.0%                             $ 140,926,602
                                                                  ==============

* Unregistered security
@ Security in default
^ Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.

                      See notes to the financial statements


Baird Aggregate Bond Fund

June 30, 2003

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution                Sector Weightings

U.S. Treasury           19%        U.S. Treasury           19%
U.S. Gov't Agency       29%        U.S. Gov't Agency        1%
Aaa                     17%        CMB                      2%
Aa                       4%        Mortgage/CMOs           28%
A                        9%        Asset-Backed            13%
Baa                     17%        Industrials             13%
Below Baa                5%        Utility                  7%
                                   Finance/Bank/Broker     14%
                                   Cash                     2%
                                   Municipal                1%



Net Assets:                  $ 89,827,014
SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:       4.47%            Institutional Class:       0.30%
  Investor Class:            4.15%            Investor Class:            0.55%*
Average Duration:            3.95 years     Portfolio Turnover Ratio:  80.5%***
Average Maturity:            6.98 years     Total Number of Holdings:  187

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated based on the 30 days ended June 30, 2003.
***  The portfolio turnover is a rolling 12 month calculation.

Annualized Total Returns
--------------------------------------------------------------------------------
For the Period Ending June 30, 2003               One Year  Since Inception(1)
--------------------------------------------------------------------------------
Baird Aggregate Bond Fund - Institutional
        Class Shares                               11.16%     10.38%
Baird Aggregate Bond Fund - Investor Class Shares  10.92%     10.10%
Lehman Brothers Aggregate Bond Index(2)            10.40%      9.85%
--------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2003.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




 Baird Aggregate Bond Fund



 Schedule of Investments     June 30, 2003 (unaudited)

   Principal
    Amount                                                                          Value
-------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 Asset-Backed Securities - 13.1%
                 Advanta Mortgage Loan Trust:
 $ 99,879             Series 1994-1, Class A1, 6.30%, 07-25-2025                  $ 99,813
  250,668             Series 1999-2, Class A6, 6.82%, 05-25-2029                   273,280
                 American General Mortgage Loan Trust,
  800,000             Series 2003-1, Class A2, 2.54%, 04-25-2033                   802,000
                 Contimortgage Home Equity Loan Trust:
  769,671             Series 1999-1, Class A7, 6.47%, 12-25-2013                   817,725
   63,976             Series 1997-2, Class A9, 7.09%, 04-15-2028                    63,956
   78,068             Series 1997-3, Class A9, 7.12%, 08-15-2028                    78,691
                 Conseco Finance,
  437,000             Series 2002-C, Class AF3, 4.58%, 06-15-2032                  449,907
                 Delta Funding Home Equity Loan Trust,
  347,765             Series 1997-3, Class A6F, 6.86%, 10-25-2028                  357,986
                 EQCC Home Equity Loan Trust,
   94,378             Series 1996-4, Class A9, 6.89%, 01-15-2028                    95,410
                 Equivantage Home Equity Loan Trust:
   64,845             Series 1996-3, Class A3, 7.70%, 09-25-2027                    64,805
  442,822             Series 1997-3, Class A3, 7.05%, 10-25-2028                   456,104
                 GE Capital Mortgage Services, Inc.:
   93,257             Series 1997-HE3, Class A6, 6.72%, 10-25-2027                  97,748
  741,729             Series 1999-HE1, Class A7, 6.27%, 04-25-2029                 781,978
                 GE Home Equity Loan Asset Backed Certificates,
  186,103             Series 1991-1, Class B, 8.70%, 09-15-2011                    186,597
                 Green Tree Financial Corporation:
  333,255             Series 1993-3, Class A7, 6.40%, 10-15-2018                   346,047
   47,353             Series 1995-4, Class A5, 6.95%, 06-15-2025                    47,956
   11,239             Series 1997-1, Class A5, 6.86%, 03-15-2028                    11,522
  513,591             Series 1997-6, Class A8, 7.07%, 01-15-2029                   532,281
                 IMC Home Equity Loan Trust,
   75,404             Series 1997-5, Class A10, 6.88%, 11-20-2028                   78,658
                 Indymac Home Equity Loan Asset Backed Trust,
  508,320             Series 1998-A, Class AF6, 6.18%, 10-25-2029                  517,111
                 MBNA Credit Card Master Note Trust,
1,300,000             Series 2003-A3, Class A3, 1.23%, 08-16-2010                1,301,843
                 The Money Store Home Equity Trust,
  375,921             Series 1997-D, Class AF7, 6.49%, 12-15-2038                  386,925
                 Oakwood Mortgage Investors Inc.,
  341,713             Series 1999-B, Class A3, 6.45%, 11-15-2017                   344,497
                 Residential Asset Mortgage Products, Inc.,
1,000,000             Series 2003-RS5, Class AI3, 2.59%, 10-25-2028                995,000
                 Residential Asset Securities Corporation:
   74,667             Series 1998-KS2, Class AI9, 6.42%, 07-25-2029                 74,616
   85,659             Series 1999-KS1, Class AI8, 6.32%, 04-25-2030                 90,982
  833,878             Series 1999-KS2, Class AI9, 7.15%, 07-25-2030                892,181
                 Salomon Brothers Mortgage Securities VII,
  725,050             Series 1997-LB6, Class A6, 6.82%, 12-25-2027                 765,613
                 Saxon Asset Securities Trust,
  704,062             Series 1999-2, class AF6, 6.42%, 03-25-2014                  745,453
                                                                             --------------
                                                                                11,756,685
                                                                             --------------
                 Commercial Mortgage-Backed Securities - 1.5%
                 GE Capital Commerical Mortgage Corporation,
  900,000             Series 2002-#A, Class A2, 5.00%, 12-10-2037                  959,740
                   GMAC Commercial Mortgage Securities Inc.,
  400,000             Series 2003-C1, Class A2, 4.08%, 05-10-2036                  398,201
                                                                             --------------
                                                                                 1,357,941
                                                                             --------------
                       See notes to the financial statements

   Principal
    Amount                                                                          Value
-------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 Financial - 13.8%
                 Aetna, Inc.,
$ 500,000             7.13%, 08-15-2006                                          $ 567,014
                 American General Finance Senior Notes,
  400,000             8.45%, 10-15-2009                                            505,131
                 Amsouth Bancorp Subordinated Debentures,
  200,000             6.75%, 11-01-2025                                            227,224
                 Anthem Inc.,
  400,000             6.80%, 08-01-2012                                            466,983
                 AON Corporation Notes,
  500,000             8.65%, 05-15-2005                                            555,910
                 Banc One Corporation Subordinated Notes,
   87,000             10.00%, 08-15-2010                                           117,427
                 Bank of Oklahoma Subordinated Notes,
  400,000             7.13%, 08-15-2007                                            460,337
                 Bankers Trust Corporation Subordinated Notes,
  145,000             7.13%, 03-15-2006                                            163,243
                 BSCH Issuances, Ltd.,
  350,000             7.63%, 09-14-2010                                            433,946
                 CIT Group, Inc. Senior Notes,
  300,000             7.75%, 04-02-2012                                            357,706
                 Credit Suisse Finance Broker USA, Inc. Notes,
  650,000             6.13%, 11-15-2011                                            728,152
                 Dime Capital Trust,
  200,000             9.33%, 05-06-2027                                            245,068
                 First National Bank Chicago Pass Thru Certificates,
   75,000             8.08%, 01-05-2018                                             94,192
                 First National Bank Omaha Subordinated Notes,
  175,000             7.32%, 12-01-2010                                            189,206
                 First Union Corporation Subordinated Notes,
  400,000             8.00%, 08-15-2009                                            424,235
                 FMR Corp.,
  250,000             4.75%, 03-01-2013, (Acquired 02-26-03; Cost $250,746)*       264,267
                 Ford Capital BV Debentures,
  450,000             9.50%, 06-01-2010                                            509,226
                 General Electric Capital Corporation Notes,
  400,000             6.00%, 06-15-2012                                            451,507
                 Goldman Sachs Group, Inc. Notes,
  150,000             6.60%, 01-15-2012                                            174,297
                 Health Care Services Corporation Notes,
  200,000             7.75%,06-15-2011 (Acquired 6-20-01; Cost $199,106)*          238,522
                 Household Finance Corporation Notes:
  150,000             6.88%, 03-01-2007                                            171,206
  139,000             7.88%, 03-01-2007                                            163,828
                 Keycorp Institution,
  300,000             7.83%, 12-01-2026                                            338,955
                 Lehman Brothers Holdings, Inc. Notes,
  300,000             8.50%, 05-01-2007                                            359,100
                 Liberty Mutual Insurance,
  565,000             7.70%, 10-15-2097, (Acquired 03-26-03; Cost $361,572)*       415,630
                 Lincoln National Corporation Debentures,
  500,000             9.13%, 10-01-2024                                            561,256
                 MBNA Corp.,
  425,000             6.13%, 03-01-2013                                            462,253

                       See notes to the financial statements

   Principal
    Amount                                                                          Value
------------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS- 97.2%

                 Financial - 13.8% (cont.)
                 Morgan Stanley Dean Witter Unsubordinated Notes,
$ 300,000             6.75%, 04-15-2011                                          $ 350,904
                 NCNB Corporation Subordinated Notes,
  150,000             10.20%, 07-15-2015                                           222,329
                 National Rural Utilities,
  250,000             5.75%, 08-28-2009                                            276,697
                 New York Life Insurance,
  200,000             5.88%, 05-15-2033, (Acquired 05-05-03; Cost $198,048)*       209,897
                 Sanwa Bank Ltd. NY Subordinated Notes,
  275,000             7.40%, 06-15-2011                                            308,349
                 Transamerica Finance Corporation Debentures,
  600,000             0.00%, 03-01-2010                                            421,964
                 Union Planters Corporation Subordinated Notes,
  350,000             7.75%, 03-01-2011                                            424,553
                 USF&G Corporation Senior Notes,
  300,000             7.13%, 06-01-2005                                            327,996
                 Washington Mutual Capital I,
  150,000             8.38%, 06-01-2027                                            177,365
                                                                             --------------
                                                                                12,365,875
                                                                             --------------
                 Industrial - 13.0%
                 AMVESCAP PLC,
  275,000            5.38%, 02-27-2013                                             279,502
                 AOL Time Warner, Inc. Bonds,
  275,000             7.63%, 04-15-2031                                            317,379
                 British Telecom PLC,
  350,000             8.88%, 12-15-2030                                            477,598
                 Continental Airlines, Inc. Pass Thru Certificates:
  171,120             6.80%, 07-02-2007                                            145,476
  103,364             6.54%, 09-15-2008                                             86,347
  526,293             6.90%, 01-02-2018                                            511,098
                 Continental Cablevision Debentures,
  425,000             9.50%, 08-01-2013                                            489,207
                 Corp Andina De Fomento Notes:
  150,000             8.88%, 06-01-2005                                            164,771
   50,000             7.38%, 01-18-2011                                             57,621
                 Delta Air Lines Pass Thru Certificates,
  250,000             7.78%, 11-18-2005                                            217,462
                 Deutsche Telekom International Finance,
  250,000             8.25%, 06-15-2030                                            318,522
                 Duty Free International Inc. Notes,**
  200,000             7.00%, 01-15-2004                                            100,000
                 Dynegy Holdings, Inc. Senior Notes,
  325,000             7.45%, 07-15-2006                                            309,562
                 Fiserv Inc.,
  350,000             4.00%, 04-15-2008, (Acquired 04-08-03; Cost $349,717)*       360,431
                 Ford Motor Company Debentures,
  403,000             9.22%, 09-15-2021                                            418,317
                 Georgia-Pacific Debentures:
  150,000             9.88%, 11-01-2021                                            151,500
  100,000             9.63%, 03-15-2022                                             99,000
                 Hertz Corporation Senior Notes,
  150,000             8.25%, 06-01-2005                                            158,348
                 Jones Intercable, Inc. Senior Notes,
  775,000             8.88%, 04-01-2007                                            818,745

                       See notes to the financial statements

   Principal
    Amount                                                                          Value
------------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 Industrial - 13.0% (cont.)
                 May Department Stores Co.,
$ 585,000             9.75%, 02-15-2021                                          $ 776,096
                 Northwest Airlines, Inc. Pass Thru Certificates:
   35,244             8.13%, 02-01-2014                                             22,927
  446,603             7.25%, 01-02-2012                                            292,726
  184,553             8.07%, 10-01-2019                                            200,927
                 Park Place Entertainment Senior Notes,
  275,000             7.50%, 09-01-2009                                            301,125
                 PEMEX Project Fielding Master Trust,
   75,000             6.13%, 08-15-2008, (Acquired 01-31-03; Cost $74,946)*         80,250
  450,000             9.13%, 10-13-2010                                            544,500
                 Pohang Iron & Steel Notes,
  500,000             7.38%, 05-15-2005                                            545,219
                 Qwest Capital Funding:
  300,000             7.00%, 08-03-2009                                            246,750
  200,000             7.25%, 02-15-2011                                            164,000
                 Sealed Air Corp.:
  250,000             5.38%, 04-15-2008, (Acquired 04-09-03; Cost $248,650)*       262,372
  250,000             8.75%, 07-01-2008, (Acquired 03-27-03; Cost $273,685)*       295,689
                 Sprint Capital Corporation,
  375,000             6.00%, 01-15-2007                                            402,995
                 Tenneco Packaging Debentures,
  320,000             7.95%, 12-15-2025                                            397,781
                 Tyco International Group SA Notes,
  400,000             6.38%, 10-15-2011                                            422,000
                 United Air Lines Pass Thru Certificates,
  120,000             6.20%, 09-01-2008                                            100,589
                 US Airways Pass Thru Certificates,
  368,699             6.85%, 01-30-2018                                            344,119
                 Vectren Utility Holdings,
  500,000             6.63%, 12-01-2011                                            576,224
                 Weyerhaeuser Company Notes,
  200,000             5.95%, 11-01-2008                                            223,768
                                                                             --------------
                                                                                11,680,943
                                                                             --------------
                 Utilities - 6.6%
                 Calenergy Co., Inc. Senior Notes,
  750,000             7.63%, 10-15-2007                                            876,224
                 Edison Mission Senior Notes,
  250,000             9.88%, 04-15-2011                                            231,250
                 Exelon Corporation Senior Notes,
  300,000             6.75%, 05-01-2011                                            347,096
                 Gemstone Investors, Ltd.,
  300,000             7.71%, 10-31-2004, (Acquired 10-25-01; Cost $300,000)*       298,500
                 Korea Electric Power Debentures:
   10,000             7.75%, 04-01-2013                                             12,406
  300,000             6.75%, 08-01-2027                                            315,483
                 Niagara Mohawk Power Senior Discount Notes,
  500,000             8.50%, 07-01-2010                                            524,200
                 Nisource Finance Corporation,
  300,000             7.63%, 11-15-2005                                            328,005
                 NRG Energy Inc. Senior Notes,@,^
  130,000             8.25%, 09-15-2010                                             55,900
                 PPL Energy Supply, LLC Senior Notes,
  300,000             6.40%, 11-01-2011                                            333,042

                       See notes to the financial statements

   Principal
    Amount                                                                          Value
------------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 Utilities - 6.6% (cont.)
                 PSEG Energy Holdings Senior Notes,
$ 175,000             8.50%, 06-15-2011                                          $ 188,125
                 PSEG Power Senior Notes,
  250,000             7.75%, 04-15-2011                                            298,299
                 RGS (I&M) Funding Corp.,
  545,718             9.82%, 12-07-2022                                            734,199
                 System Energy Resources,
  358,528             7.43%, 01-15-2011                                            373,991
                 Utilicorp United, Inc. Senior Notes:
  200,000             7.00%, 07-15-2004                                            189,250
  300,000             7.63%, 11-15-2009                                            253,875
                 Williams Companies, Inc. Notes,
  550,000             8.13%, 03-15-2012                                            563,750
                                                                             --------------
                                                                                 5,923,595
                                                                             --------------
            Mortgage-Backed Securities - 28.4%
                 BA Mortgage Securities, Inc.,
  103,530             Series 1998-2, Class 2A1, 6.50%, 06-25-2013                  103,464
                 Federal Gold Loan Mortgage Corporation (FGLMC):
1,199,174             6.50%, 07-01-2014                                          1,260,527
  664,578             6.00%, 05-01-2017                                            691,114
  870,084             5.50%, 11-01-2022                                            901,056
  367,006             6.00%, 07-01-2028                                            381,039
  350,894             7.00%, 07-01-2028                                            368,495
  924,961             6.50%, 09-01-2028                                            963,803
  495,340             6.50%, 04-01-2029                                            515,989
  213,098             6.50%, 05-01-2029                                            221,982
  932,232             6.50%, 06-01-2029                                            971,092
                 Federal Home Loan Mortgage Corporation (FHLMC):
  262,586             Series 2379, Class MD, 4.50%, 12-15-2008                     263,185
  668,974             Series 2512, Class HC, 4.25%, 12-15-2009                     672,597
  578,878             Series 2489, Class UA, 4.00%, 12-15-2012                     581,431
  939,207             Series 206, Class E, 0.00%, 07-15-2019                       908,972
  458,650             Series 2418, Class MC, 6.00%, 09-15-2019                     468,504
  198,781             Series 1074, Class I, 6.75%, 05-15-2021                      203,368
  135,479             Series 1081, Class K, 7.00%, 05-15-2021                      136,770
  135,273             Series 1101, Class M, 6.95%, 07-15-2021                      137,321
  213,261             Series 188, Class H, 7.00%, 09-15-2021                       213,267
  140,889             Series 1286, Class A, 6.00%, 05-15-2022                      143,919
  876,125             Series 2531, Class N, 4.00%, 07-15-2027                      886,551
                 Federal National Mortgage Association (FNMA):
  900,000             5.00%, 09-15-2015                                            934,744
  966,879             5.50%, 03-01-2023                                          1,003,129
  224,517             6.50%, 11-01-2027                                            234,596
  452,311             6.50%, 07-01-2028                                            472,321
  281,912             6.50%, 12-01-2028                                            294,383
  737,306             6.50%, 02-01-2029                                            769,924
  243,458             6.50%, 05-01-2031                                            253,885
  797,507             5.50%, 01-01-2032                                            825,655
1,000,000             Series 2002-73, Class OC, 5.00%, 04-25-2014                1,034,917
  150,000             Series 2002-70, Class PL, 5.00%, 04-25-2015                  154,369
   39,106             Series 1989-37, Class G, 8.00%, 07-25-2019                    43,001
  111,839             Series 1989-94, Class G, 7.50%, 12-25-2019                   121,310
   34,196             Series 1990-58, Class J, 7.00%, 05-25-2020                    36,736
  151,269             Series 1990-105, Class J, 6.50%, 09-25-2020                  160,958

                      See notes to the financial statements

   Principal
    Amount                                                                          Value
-------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 Mortgage-Backed Securities - 28.4% (cont.)
                 Federal National Mortgage Association (FNMA): (cont.)
$ 152,835             Series 1990-108, Class G, 7.00%, 09-25-2020                $ 164,493
  141,561             Series 1991-1, Class C, 7.00%, 01-25-2021                    152,011
  334,652             Series 1991-86, Class Z, 6.50%, 07-25-2021                   357,770
  146,720             Series G92-30, Class Z, 7.00%, 06-25-2022                    158,462
  114,960             Series 1992-150, Class MA, 5.50%, 09-25-2022                 118,408
  247,831             Series 1993-21, Class J, 7.00%, 09-25-2022                   251,119
  750,000             Series 2003-31, Class KG, 4.50%, 12-25-2028                  763,847
  665,598             Series 1998-66, Class C, 6.00%, 12-25-2028                   686,527
  618,218             Series 2003-44, Class AB, 3.75%, 05-25-2033                  625,068
                 Government National Mortgage Association (GNMA):
  459,916             6.50%, 08-15-2027                                            484,579
1,014,249             6.50%, 11-15-2027                                          1,068,638
  395,088             6.50%, 05-15-2029                                            415,439
  438,737             6.50%, 06-15-2029                                            461,327
  412,370             7.00%, 11-15-2029                                            435,860
  377,661             7.00%, 09-20-2029                                            397,522
                 Residential Accredit Loans, Inc.:
  206,342             Series 1997-QS8, Class A10, 7.50%, 08-25-2027                209,064
  249,089             Series 1997-QS9, Class A8, 7.25%, 09-25-2027                 250,999
  559,837             Series 1998-QS4, Class AI5, 7.00%, 03-25-2028                574,310
                 Residential Asset Securities Corporation,
  186,850             Series 1998-A8, Class A8, 6.75%, 08-25-2028                  191,129
                 Residential Funding Mortgage Security,
  274,647             Series 1996-S14, Class M1, 7.50%, 05-25-2026                 277,773
                 Wells Fargo Mortgage Backed Securities Trust,
  161,971             Series 2001-29, Class A1, 6.00%, 12-25-2016                  165,492
                                                                             --------------
                                                                                25,544,211
                                                                             --------------
                 International (U.S. $ Denominated) - 0.2%
                 National Bank Hungary Debentures,
  110,000             8.88%, 11-01-2013                                            147,251
                                                                             --------------

                 Municipal Bond - 0.3%
                 Tobacco Settlement Financing Corporation:
   55,000             Series 2001-A, Class A, 5.92%, 06-01-2012                     53,698
  209,475             Series 2001-A, Class A, 6.36%, 05-15-2025                    201,919
                                                                             --------------
                                                                                   255,617
                                                                             --------------
                 U.S. Government Agency - 1.3%
                 Federal Home Loan Mortgage Corporation (FHLMC),
  335,000             6.63%, 09-15-2009                                            402,059
                 Soyland Power Cooperative U.S. Government Guarantee,
  743,862             8.35%, 09-15-2009                                            804,613
                                                                             --------------
                                                                                 1,206,672
                                                                             --------------

                 U.S. Treasury Obligations - 19.0%
                 U.S. Treasury Bonds:
5,075,000             9.25%, 02-15-2016                                          7,770,500
3,525,000             6.25%, 08-15-2023                                          4,317,850

                     See notes to the financial statements

   Principal
    Amount                                                                          Value
-------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 97.2%

                 U.S. Treasury Obligations - 19.0% (cont.)
                 U.S. Treasury Notes:
$2,800,000            6.13%, 08-15-2007                                        $ 3,238,922
1,500,000             6.00%, 08-15-2009                                          1,769,355
                                                                             -------------
                                                                                17,096,627
                                                                             -------------

                 Total Long-Term Investments (Cost $83,398,000)                 87,335,417
                                                                             -------------

    Shares                                                                          Value
-------------------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENTS - 2.1%

                 Investment Company - 0.6%
  561,448        Investment Company Cash Reserve Portfolio - AIM Fund              561,448
                                                                             -------------

                 Money Market Fund - 0.1%
   94,548        SEI Daily Income Trust Government Fund                             94,548
                                                                             --------------

   Principal
    Amount                                                                         Value
-------------------------------------------------------------------------------------------
                 Discount Note - 1.1%
$1,000,000       Federal National Mortgage Association (FNMA)
                        Discount Note, 0.00%                                       999,508
                                                                             --------------

                 Variable Rate Demand Notes# - 0.3%
   90,000        American Family Financial Services, Inc., 0.85%                    90,000
  134,966        Wisconsin Corporation Central Credit Union, 0.70%                 134,966
                                                                             --------------
                                                                                   224,966
                                                                             --------------

                 Total Short-Term Investments (Cost $1,880,470)                  1,880,470
                                                                             --------------

                 Total Investments (Cost $85,278,470)  99.3%                    89,215,887
                                                                             --------------

                 Other Assets, less Liabilities   0.7%                             611,127
                                                                             --------------

                 TOTAL NET ASSETS  100.0%                                     $ 89,827,014
                                                                             ==============

                      *Unregistered security
                      ** Fair valued security
                      @ Security in default
                      ^ Non-income producing security
                      # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.

                     See notes to the financial statements


Baird Intermediate Municipal Bond Fund

June 30, 2003

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

Portfolio Characteristics

Quality Distribution                    Sector Weightings

Aaa     95%                     Pre-refunded ETM        81%
Aa       4%                     Insured                 12%
A        1%                     Cash                     1%
                                Revenue                  1%
                                General Obligation       5%



Net Assets:               $ 32,506,283
SEC 30-Day Yield:**                       Portfolio Expense Ratio:
  Institutional Class:    3.22%             Institutional Class:      0.30%
  Investor Class:         2.92%             Investor Class:           0.55%*
Average Duration:         5.91 years      Portfolio Turnover Ratio: 27.5%***
Average Maturity:         7.32 years      Total Number of Holdings: 37

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated based on the 30 days ended June 30, 2003.
***  The portfolio turnover is a rolling 12 month calculation.

Annualized Total Returns
--------------------------------------------------------------------------------
For the Period Ending June 30, 2003               One Year  Since Inception(1)
--------------------------------------------------------------------------------
Baird Intermediate Municipal Bond Fund -
        Institutional Class Shares                  9.64%      8.77%
Baird Intermediate Municipal Bond Fund -
        Investor Class Shares                       9.36%      8.46%
Lehman Brothers 10-Year General Obligation
        Bond Index(2)                               9.48%      7.59%
--------------------------------------------------------------------------------

(1)  For the period  March 30, 2001  (commencement  of  operations)  to June 30,
     2003.
(2) The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Baird Intermediate Municipal Bond Fund

Schedule of Investments     June 30, 2003 (unaudited)



   Principal
     Amount                                                                            Value
------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - 97.6%

              Alabama - 1.4%
              Mobile Alabama, ETM
$ 400,000          6.20%, 02-15-2007                                                  $ 458,020
                                                                                   -------------

              Arkansas - 0.5%
              Pulaski County, Arkansas Residential Housing Facilities, ETM
  145,000        7.25%, 06-01-2010                                                      173,819
                                                                                   -------------

              California - 3.4%
              Golden State Tobacco Securitization Corporation
  500,000         6.25%, 06-01-2033                                                     448,600
              Santa Rosa California Hospital Revenue, ETM
  495,000          10.30%, 03-01-2011                                                   661,865
                                                                                   -------------
                                                                                      1,110,465
                                                                                   -------------
              Colorado - 0.4%
              Colorado Springs Colorado Utilities Revenue, ETM
  120,000          5.80%, 11-15-2010                                                    139,314
                                                                                   -------------

              Delaware - 5.8%
              Delaware State Economic Development Authority Revenue, ETM
1,500,000          6.75%, 01-01-2013                                                  1,880,370
                                                                                   -------------

              Florida - 3.1%
              Jacksonville Florida Health Facility Authority Hospital Revenue, ETM
  300,000          11.50%, 10-01-2012                                                   498,201
              Orange County Florida Health Revenue, ETM
  405,000          8.75%, 10-01-2009                                                    492,035
                                                                                   -------------
                                                                                        990,236
                                                                                   -------------
              Georgia - 3.2%
              Fulton County Georgia Hospital Authority Revenue, ETM
  560,000          7.88%, 10-01-2013                                                    745,298
              Georgia State,
  250,000          5.50%, 07-01-2012                                                    296,620
                                                                                   -------------
                                                                                      1,041,918
                                                                                   -------------
              Illinois - 9.2%
              Illinois State, ETM
2,500,000          6.00%, 01-01-2014                                                  2,981,850
                                                                                   -------------

              Indiana - 2.9%
              Baugo Indiana School Building Corporation,
  745,000          5.50%, 01-15-2012                                                    866,897
              Indiana Toll Road Commission, ETM
   50,000          9.00%, 01-01-2015                                                     72,140
                                                                                   -------------
                                                                                        939,037
                                                                                   -------------
              Iowa - 2.3%
              Muscatine Iowa Electric Revenue, ETM
  630,000          6.70%, 01-01-2013                                                    761,368
                                                                                   -------------

              Louisiana - 5.3%
              Denhan Springs-Livingston Housing and Mortgage Finance Authority, ETM
  545,000          7.20%, 08-01-2010                                                    696,368
              Jefferson Parish LA Home Mortgage Authority, ETM
  820,000          7.10%, 08-01-2010                                                  1,039,096
                                                                                   -------------
                                                                                      1,735,464
                                                                                   -------------

                     See notes to the financial statements

   Principal
     Amount                                                                         Value
------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - 97.6% (cont.)

              Minnesota - 2.3%
              Western Minnesota Municipal Power Agency, ETM
$ 620,000          6.38%, 01-01-2016                                                  $ 747,664
                                                                                   -------------

              Mississippi - 3.1%
              Mississippi Housing Financial Corporation, ETM
  400,000          0.00%, 06-01-2015                                                    248,724
              Mississippi State, ETM
  635,000          6.20%, 02-01-2008                                                    742,226
                                                                                  -------------
                                                                                        990,950
                                                                                   -------------
       New Jersey - 1.8%
       New Jersey State Turnpike Authority, ETM
  527,000          6.75%, 01-01-2009                                                    594,893
                                                                                   -------------

              New York - 3.4%
              Triborough Bridge & Tunnel Authority, ETM
1,000,000          5.25%, 01-01-2014                                                  1,113,960
                                                                                   -------------

              Ohio - 0.7%
              Miamisburg Ohio Water Revenue, ETM
  175,000          7.00%, 11-15-2016                                                    218,342
                                                                                   -------------

              Oklahoma - 9.3%
              Tulsa County Oklahoma Home Financing Authority Single Family
                Mortgage Revenue, ETM
2,360,000          6.90%, 08-01-2011                                                  3,025,591
                                                                                   -------------

              Pennsylvania - 9.9%
              Philadelphia Pennsylvania Gas Works, ETM
  600,000          7.00%, 05-15-2020                                                    782,034
              Pittsburgh Pennsylvania Water & Sewer Authority, ETM
1,310,000          7.25%, 09-01-2014                                                  1,670,695
              Wilson Pennsylvania Area School District,
1,000,000          0.00%, 05-15-2011                                                    757,530
                                                                                   -------------
                                                                                      3,210,259
                                                                                   -------------
              South Carolina - 1.1%
              Greenville South Carolina Waterworks Revenue, ETM
  285,000          7.00%, 02-01-2010                                                    357,615
                                                                                   -------------

              South Dakota - 2.7%
              Heartland Consumers Power District, ETM
  705,000          7.00%, 01-01-2016                                                    878,903
                                                                                   -------------

              Tennessee - 7.2%
              Metropolitan Government Nashville & Davidson County Tennessee H&E,ETM
  750,000          6.10%, 07-01-2010                                                    852,487
              Metropolitan Government Nashville & Davidson County Tennessee Water
                   & Sewer Revenue, ETM
1,160,000          6.50%, 12-01-2014                                                  1,484,846
                                                                                   -------------
                                                                                      2,337,333
                                                                                   -------------
                     See notes to the financial statements

   Principal
     Amount                                                                            Value
-----------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - 97.6% (cont.)

              Texas - 9.0%
              Houston Texas Sewer System Revenue, ETM
$ 575,000          9.38%, 10-01-2013                                                  $ 828,408
              Sam Rayburn Texas Municipal Power Agency, ETM
  665,000          6.00%, 09-01-2010                                                    782,379
              Texas Public Building Authority Building Revenue, ETM
  150,000          7.13%, 08-01-2011                                                    186,399
              University Houston Texas,
1,000,000          5.25%, 02-15-2012                                                  1,144,730
                                                                                   -------------
                                                                                      2,941,916
                                                                                   -------------
              Utah - 2.5%
              Salt Lake City Utah Hospital Revenue, ETM
  605,000          8.13%, 05-15-2015                                                    824,688
                                                                                   -------------

              Washington - 7.1%
              Clark County School District No. 037,
1,025,000          5.13%, 12-01-2011                                                  1,172,826
              Washington State,
1,000,000          5.00%, 09-01-2013                                                  1,124,590
                                                                                   -------------
                                                                                      2,297,416
                                                                                   -------------

              Total Long-Term Securities (Cost $30,006,606)                          31,751,391
                                                                                   -------------
                     See notes to the financial statements

     Shares                                                                            Value
------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT - 0.9%
              Investment Company - 0.9%
  284,634     Tax Free Investments Company Cash Reserve Portfolio - AIM Fund            284,634
                                                                                   -------------

              Total Short-Term Investment (Cost $284,634)                               284,634
                                                                                   -------------

              Total Investments (Cost $30,291,240)  98.5%                            32,036,025
                                                                                   -------------

              Other Assets, less Liabilities   1.5%                                     470,258
                                                                                   -------------

              TOTAL NET ASSETS  100.0%                                             $ 32,506,283
                                                                                   =============

              ETM Escrowed to maturity

                     See notes to the financial statements


Baird Core Plus Bond Fund

June 30, 2003

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

Portfolio Characteristics

Quality Distribution                           Sector Weightings

U.S. Treasury           16%             U.S. Treasury           16%
U.S. Gov't Agency       33%             U.S. Gov't Agency        2%
Aaa                     13%             CMB                      2%
Aa                       4%             Mortgage/CMOs           26%
A                        6%             Asset-Backed            10%
Baa                     21%             Industrials             21%
Below Baa                7%             Utility                  6%
                                        Finance/Bank/Broker     10%
                                        Cash                     6%
                                        Municipal                1%



Net Assets:              $ 48,428,533
SEC 30-Day Yield:**                      Portfolio Expense Ratio:
  Institutional Class:   5.53%             Institutional Class:        0.30%
  Investor Class:        5.17%             Investor Class:             0.55%*
Average Duration:        4.06 years      Portfolio Turnover Ratio:   126.0%***
Average Maturity:        7.34 years      Total Number of Holdings:   105

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated based on the 30 days ended June 30, 2003.
***  The portfolio turnover is a rolling 12 month calculation.

Annualized Total Returns
--------------------------------------------------------------------------------
For the Period Ending June 30, 2003                One Year  Since Inception(1)
--------------------------------------------------------------------------------
Baird Core Plus Bond Fund - Institutional
        Class Shares                                12.00%      9.59%
Baird Core Plus Bond Fund - Investor Class Shares   11.75%      9.35%
Lehman Brothers U.S. Universal Bond Index(2)        11.51%      9.76%
--------------------------------------------------------------------------------
(1) For the period September 29, 2000 (commencement of operations) to June 30, 2003.

(2) The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage- backed securities, Eurobonds, 144A securities and emerging market debt. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Baird Core Plus Bond Fund



Schedule of Investments     June 30, 2003 (unaudited)


   Principal
     Amount                                                                          Value
--------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 92.8%

              Asset Backed Securities - 10.2%
              Advanta Mortgage Loan Trust,
$ 478,943          Series 1997-2, Class M1, 7.55%, 06-25-2027                     $ 489,371
              American General Mortgage Loan Trust,
  450,000          Series 2003-1, Class A2, 2.54%, 04-25-2033                       451,125
              Contimortgage Home Equity Loan Trust,
  500,000          Series 1998-2, Class A7, 6.57%, 03-15-2023                       522,910
              Green Tree Financial Corporation:
   89,908          Series 1997-1, Class A5, 6.86%, 03-15-2028                        92,179
  378,326          Series 1998-4, Class A5, 6.18%, 04-01-2030                       359,434
              Green Tree Home Improvement Loan Trust,
  106,748          Series 1998-D, Class HEA6, 6.15%, 08-15-2029                     107,646
              MBNA Credit Card Master Note Trust,
1,400,000          Series 2003-A3, Class A3, 1.23%, 08-16-2010                    1,401,985
              Oakwood Mortgage Investors Inc.,
  195,264          Series 1999-B, Class A3, 6.45%, 11-15-2017                       196,856
              Residential Asset Mortgage Products, Inc.,
  400,000          Series 2003-RS5, Class AI3, 2.59%, 10-25-2028                    398,000
              Residential Asset Securities Corporation:
  450,000          Series 2003-KS2, Class AI3, 2.66%, 11-25-2028                    452,155
  450,000          Series 2003-KS5, Class AI6, 3.62%, 07-25-2031                    447,750
                                                                             ---------------
                                                                                  4,919,411
                                                                             ---------------
              Commercial Mortgage-Backed Securities - 1.7%
              First Union National Bank Commercial Mortgage
  725,000          Series 2001-C4, Class A2, 6.22%, 12-12-2033                      833,260
                                                                             ---------------

              Financial - 10.0%
              Allfirst Financial Subordinated Notes,
  500,000          7.20%, 07-01-2007                                                565,211
              Associated P&C Holdings
  150,000          6.75%, 07-15-2003, (Acquired 03-11-03; Cost $150,320)*           150,208
              Credit Suisse Finance Broker USA, Inc. Notes,
  350,000          6.13%, 11-15-2011                                                392,082
              First National Bank Omaha Subordinated Notes,
  350,000          7.32%, 12-01-2010                                                378,412
              First Union Capital,
  250,000          7.94%, 01-15-2027                                                290,685
              Ford Motor Company Debentures,
  400,000          9.22%, 09-15-2021                                                415,203
              Household Finance Corp.
  200,000          6.40%, 06-17-2008                                                228,304
              Liberty Mutual Insurance,
  375,000          7.70%, 10-15-2097, (Acquired 03-26-03; Cost $239,982)*           275,860
              MBNA Corp.,
  250,000          6.13%, 03-01-2013                                                271,914
              National Rural Utilities
  335,000          6.00%, 01-15-2004                                                343,520
              NCNB Corporation Subordinated Notes,
  300,000          10.20%, 07-15-2015                                               444,658
              New York Life Insurance,
  100,000          5.88%, 05-15-2033, (Acquired 05-05-03; Cost $99,024)*            104,948
              Sanwa Bank Ltd NY Subordinated Notes,
  400,000          7.40%, 06-15-2011                                                448,508

                     See notes to the financial statements


   Principal
     Amount                                                                       Value
--------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 92.8% (cont.)

              Financial - 10.0% (cont.)
              Washington Mutual Capital I,
$ 338,000          8.38%, 06-01-2027                                              $ 399,662
              Wharf International Finance LTD,
  100,000          7.63%, 03-13-2007                                                114,246
                                                                             ---------------
                                                                                  4,823,421
                                                                             ---------------
                        Industrial - 21.0%
              America West Airlines Pass Thru Certificates,
  313,304          8.54%, 01-02-2006                                                300,462
              AMVESCAP PLC,
  175,000          5.38%, 02-27-2013                                                177,865
              AOL Time Warner, Inc. Bonds,
  300,000          7.63%, 04-15-2031                                                346,232
              Atlas Air, Inc. Pass Thru Certificates,
  659,837           8.71%, 01-02-2019                                               585,341
              Burlington Northern Santa Fe Pass Thru Certificates,
   82,065          7.42%, 03-23-2010                                                 92,947
              Continental Airlines, Inc. Pass Thru Certificates:
  300,000          7.43%, 09-15-2004                                                264,696
   78,254          7.42%, 04-01-2007                                                 66,521
  148,304          6.80%, 07-02-2007                                                126,079
   80,642          6.90%, 01-02-2018                                                 78,313
              Continental Cablevision Debentures,
  400,000          9.50%, 08-01-2013                                                460,430
              Corp. Andina De Fomento Notes,
  450,000          7.38%, 01-18-2011                                                518,587
              Delta Air Lines Pass Thru Certificates,
  500,000          7.78%, 11-18-2005                                                434,924
              Deutsche Telekom International Finance,
  100,000          8.75%, 06-15-2030                                                127,409
              Duty Free International Inc. Notes,**
  825,000          7.00%, 01-15-2004                                                412,500
              Dynegy Holdings, Inc. Senior Notes,
  300,000          7.45%, 07-15-2006                                                285,750
              Fiserv Inc.,
  200,000          4.00%, 04-15-2008, (Acquired 04-08-03; Cost $199,838)*           205,961
              General Electric Company,
  200,000          5.00%, 02-01-2013                                                211,251
              Georgia-Pacific Debentures:
  275,000          9.88%, 11-01-2021                                                277,750
  200,000          9.63%, 03-15-2022                                                198,000
  100,000          9.50%, 05-15-2022                                                 98,500
              Hanson Australia Funding,
  200,000          5.25%, 03-15-2013                                                204,872
              Laboratory Corporation of America,
  200,000          5.50%, 02-01-2013                                                214,129
              May Department Stores Co.,
  315,000          9.75%, 02-15-2021                                                417,898
              Northop Grumman Corporation Debentures,
  300,000          9.38%, 10-15-2024                                                335,780
              Northwest Airlines, Inc. Pass Thru Certificates:
  535,923          7.25%, 01-02-2012                                                351,271
  105,195          8.07%, 10-01-2019                                                114,528

                     See notes to the financial statements


   Principal
     Amount                                                                          Value
--------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 92.8% (cont.)

              Industrial - 21.0% (cont.)
              PEMEX Project Fielding Master Trust Company Guarantee,
$ 400,000          9.13%, 10-13-2010                                              $ 484,000
              Sealed Air Corp.:
  100,000          5.38%, 04-15-2008, (Acquired 04-09-03; Cost $99,460)*            104,949
  180,000          8.75%, 07-01-2008, (Acquired 03-27-03; Cost $197,053)*           212,896
              Southwest Airlines Pass Through Certificates,
  303,561          7.67%, 01-02-2014                                                344,915
              Sprint Capital Corporation,
  400,000          6.00%, 01-15-2007                                                429,861
              Sunoco, Inc. Debentures,
  325,000          9.38%, 06-01-2016                                                371,478
              TCI Communications, Inc. Debentures,
  500,000          7.88%, 08-01-2013                                                605,608
              Tyco International Group SA Notes,
  350,000          6.38%, 10-15-2011                                                369,250
              United Air Lines Pass Thru Certificates,
  400,000          6.20%, 09-01-2008                                                335,296
                                                                             ---------------
                                                                                 10,166,249
                                                                             ---------------
              Utilities - 6.1%
              Edison Mission Senior Notes,
  300,000          9.88%, 04-15-2011                                                277,500
              Gemstone Investors, Ltd.,
  350,000          7.71%, 10-31-2004, (Acquired 10-25-01; Cost $350,000)*           348,250
              Nisource Finance Corporation,
  300,000          7.63%, 11-15-2005                                                328,005
              Oneok, Inc. Senior Notes,
  400,000          7.13%, 04-15-2011                                                439,308
              PPL Energy Supply, LLC Senior Notes,
  400,000          6.40%, 11-01-2011                                                444,056
              PSEG Energy Holdings Senior Notes,
  200,000          8.50%, 06-15-2011                                                215,000
              PSEG Power Senior Notes,
  350,000          7.75%, 04-15-2011                                                417,619
              RGS (I&M) Funding Corp.,
  297,665         9.82%, 12-07-2022                                                 400,472
              Utilicorp United, Inc. Senior Notes,
  100,000          7.00%, 07-15-2004                                                 94,625
                                                                             ---------------
                                                                                  2,964,835
                                                                             ---------------
              Mortgage-Backed Securities - 25.9%
              Federal Gold Loan Mortgage Corporation (FGLMC):
  407,809          6.00%, 05-01-2017                                                424,093
  653,353          6.50%, 12-01-2028                                                680,789
  424,186          6.50%, 09-01-2028                                                441,999
  899,112          6.50%, 04-01-2029                                                936,592
  487,057          6.50%, 05-01-2029                                                507,360
  497,190          6.50%, 06-01-2029                                                517,916
              Federal Home Loan Mortgage Corporation (FHLMC):
  103,773          Series 1053, Class G, 7.00%, 03-15-2021                          104,774
  159,797          Series 1122, Class G, 7.00%, 08-15-2021                          163,318


                     See notes to the financial statements

   Principal
     Amount                                                                          Value
----------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS 92.8% (cont.)

              Mortgage-Backed Securities - 25.9% (cont.)
              Federal Home Loan Mortgage Corporation (FHLMC): (cont.)
$ 778,778          Series 2531, Class N, 4.00%, 07-15-2027                        $ 788,045
  750,000          Series 2141, Class N, 5.55%, 11-15-2027                          771,917
              Federal National Mortgage Association (FNMA):
  705,146          5.00%, 02-01-2018                                                729,487
  315,818          6.50%, 09-01-2028                                                329,790
  512,234          6.50%, 02-01-2029                                                534,895
  717,756          5.50%, 01-01-2032                                                743,090
  150,000          Series 2002-70, Class PL, 5.00%, 04-25-2015                      154,369
  450,000          Series 2539, Class QB, 5.00%, 09-15-2015                         467,372
   55,920          Series 1989-94, Class G, 7.50%, 12-25-2019                        60,655
   74,583          Series 1990-15, Class J, 7.00%, 02-25-2020                        79,358
  125,328          Series 1990-76, Class G, 7.00%, 7-25-2020                        131,466
   63,025          Series 1991-21, Class J, 7.00%, 03-25-2021                        67,969
  298,759          Series 1993-32, Class H, 6.00%, 03-25-2023                       307,935
  680,895          Series 1993-58, Class H, 5.50%, 04-25-2023                       707,726
  450,000          Series 2003-31, Class KG, 4.50%, 12-25-2028                      458,308
  296,633          Series 2003-44, Class AB, 3.75%, 05-25-2033                      299,920
              Government National Mortgage Association (GNMA):
  517,307          6.50%, 08-15-2027                                                545,047
  775,387          6.00%, 12-20-2028                                                809,333
  356,510          6.50%, 01-20-2029                                                372,915
  352,360          6.50%, 02-20-2029                                                368,574
                                                                             ---------------
                                                                                 12,505,012
                                                                             ---------------
              Municipal Bond - 0.5%
              Tobacco Settlement Financing Corporation,
  266,605          Series 2001-A, Class A, 6.36%, 05-15-2025                        256,988
                                                                             ---------------

              U.S. Government Agency Issue - 1.8%
              Federal Home Loan Mortgage Corporation (FHLMC),
  730,000          6.63%, 09-15-2009                                                876,128
                                                                             ---------------

              U.S. Treasury Obligations - 15.6%
              U.S. Treasury Bonds:
2,050,000          9.25%, 02-15-2016                                              3,138,823
1,850,000          6.25%, 08-15-2023                                              2,266,106
              U.S. Treasury Notes:
1,325,000          3.00%, 11-15-2007                                              1,366,716
  675,000          6.00%, 08-15-2009                                                796,210
                                                                             ---------------
                                                                                  7,567,855
                                                                             ---------------

              Total Long-Term Securities (Cost $43,918,459)                      44,913,159
                                                                             ---------------

     Shares                                                                         Value
--------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 6.0%

              Investment Company - 0.7%
  342,060     Investment Company Cash Reserve Portfolio - AIM Fund                $ 342,060
                                                                             ---------------

                     See notes to the financial statements

    Principal
     Amount                                                                     Value
--------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 6.0% (cont.)

              Discount Note - 4.9%
$2,400,000    Federal National Mortgage Association (FNMA) Discount Note, 0.00% $ 2,398,820

              Variable Rate Demand Notes# 0.4%
   95,708     American Family Financial Services, Inc., 0.85%                        95,708
   84,704     Wisconsin Corporation Central Credit Union, 0.70%                      84,704
                                                                             ---------------
                                                                                    180,412
                                                                             ---------------

              Total Short-Term Investments (Cost $2,921,292)                      2,921,292
                                                                             ---------------

              Total Investments (Cost $46,839,751)  98.8%                        47,834,451
                                                                             ---------------

              Other Assets, less Liabilities   1.2%                                 594,082
                                                                             ---------------

              TOTAL NET ASSETS  100.0%                                         $ 48,428,533
                                                                             ===============

              *  Unregistered security
              ** Fair valued security
              # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.


                     See notes to the financial statements


Baird Funds, Inc.
Statements of Assets and Liabilities     June 30, 2003 (unaudited)

                                                                         Baird
                                                                      Intermediate
                                        Baird          Baird           Municipal        Baird
                                      Intermediate     Aggregate          Bond        Core Plus
                                       Bond Fund       Bond Fund          Fund        Bond Fund
                                      ------------------------------------------------------------
ASSETS:
   Investments, at value                $ 141,573,929   $ 89,215,887   $ 32,036,025  $ 47,834,451
    (cost $137,142,423, $85,278,470,
        $30,291,240, $46,839,751
        respectively)
   Receivable for investments sold          1,002,800        651,820              -       350,980
   Interest receivable                      1,917,499      1,061,926        596,900       629,624
   Receivable for Fund shares sold            105,525         29,340              -         4,602
                                      ---------------- -------------- -------------- -------------
   Total assets                           144,599,753     90,958,973     32,632,925    48,819,657
                                      ---------------- -------------- -------------- -------------

LIABILITIES:
   Bank overdraft                               6,753              -              -             -
   Payable for securities purchased         3,630,966        955,689        118,383       347,641
   Payable for Fund shares purchased              425        154,760              -        31,448
   Payable to Advisor and Distributor          35,007         21,510          8,259        12,035
                                      ---------------- -------------- -------------- -------------
   Total liabilities                        3,673,151      1,131,959        126,642       391,124
                                      ---------------- -------------- -------------- -------------
NET ASSETS                              $ 140,926,602   $ 89,827,014   $ 32,506,283  $ 48,428,533
                                      ================ ============== ============== =============

NET ASSETS CONSIST OF:
   Capital stock                        $ 134,393,836   $ 84,936,936   $ 30,595,110  $ 45,921,544
   Accumulated undistributed net
      investment income                        99,763         71,020         20,469        39,761
   Accumulated net realized gain
      on investments sold                   2,001,497        881,641        145,919     1,472,528
   Net unrealized appreciation
      on investments                        4,431,506      3,937,417      1,744,785       994,700
                                      ---------------- -------------- -------------- -------------
NET ASSETS                              $ 140,926,602   $ 89,827,014   $ 32,506,283  $ 48,428,533
                                      ================ ============== ============== =============

INSTITUTIONAL CLASS SHARES
   Net Assets                           $ 139,641,658   $ 88,882,425   $ 31,520,652  $ 48,196,162
   Shares outstanding
      ($0.01 par value, unlimited
        shares authorized)                 12,506,622      8,064,919      2,844,040     4,440,174
   Net asset value, offering and
      redemption price per share              $ 11.17        $ 11.02        $ 11.08       $ 10.85
                                      ================ ============== ============== =============

INVESTOR CLASS SHARES
   Net Assets                             $ 1,284,944      $ 944,589      $ 985,631     $ 232,371
   Shares outstanding
      ($0.01 par value, unlimited
        shares authorized)                    112,143         84,460         87,573        20,978
   Net asset value, offering and
     redemption price per share               $ 11.46        $ 11.18        $ 11.25       $ 11.08
                                      ================ ============== ============== =============


                     See notes to the financial statements


Baird Funds, Inc.


Statements of Operations
Six months ended June 30, 2003 (unaudited)

                                                                   Baird
                                                                Intermediate
                                        Baird      Baird         Municipal      Baird
                                      Intermediate Aggregate        Bond      Core Plus
                                       Bond Fund   Bond Fund        Fund      Bond Fund
                                      ---------------------------------------------------
INVESTMENT INCOME:
     Interest income                  $ 3,605,975  $ 2,407,174    $ 661,964  $ 1,330,028
                                      ------------ ------------ ------------ ------------
     Total investment income            3,605,975    2,407,174      661,964    1,330,028
                                      ------------ ------------ ------------ ------------

EXPENSES:
     Investment advisory fee              185,052      107,207       39,977       62,092
     Administration fee                    37,011       21,442        7,995       12,418
     Distribution expense -
        Investor Class Shares               1,410        1,128        1,023          294
                                      ------------ ------------ ------------ ------------
     Total expenses                       223,473      129,777       48,995       74,804

                                      ------------ ------------ ------------ ------------
NET INVESTMENT INCOME                   3,382,502    2,277,397      612,969    1,255,224
                                      ------------ ------------ ------------ ------------

REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
     Net realized gain on investments   2,047,699      839,497      144,319    1,472,334
     Change in unrealized appreciation
         on investments                 2,078,748    1,668,208      514,474      351,515

                                      ------------ ------------ ------------ ------------
     Net realized and unrealized gain
        on investments                  4,126,447    2,507,705      658,793    1,823,849
                                      ------------ ------------ ------------ ------------
NET INCREASE IN NET ASSETS RESULTING
                                      ------------ ------------ ------------ ------------
     FROM OPERATIONS                  $ 7,508,949  $ 4,785,102  $ 1,271,762  $ 3,079,073
                                      ============ ============ ============ ============


                     See notes to the financial statements


Baird Funds, Inc.

Statements of Changes in Net Assets


                                                            Baird Intermediate Bond Fund
                                                          ---------------------------------
                                                          Six months ended   Year ended
                                                           June 30, 2003     December 31,
                                                             (unaudited)         2002
                                                          ---------------   --------------

OPERATIONS:
     Net investment income                                   $ 3,382,502      $ 6,043,311
     Net realized gain on investments                          2,047,699           10,437
     Change in unrealized appreciation on investments          2,078,748        3,392,135
                                                          ---------------   --------------
     Net increase in net assets resulting from operations      7,508,949        9,445,883
                                                          ---------------   --------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                20,327,139       72,757,418
     Shares issued to holders in reinvestment of dividends     2,829,333        5,419,971
     Cost of shares redeemed                                 (33,801,711)     (24,889,295)
                                                          ---------------   --------------
     Net increase (decrease) in net assets resulting from
        capital share transactions                           (10,645,239)      53,288,094
                                                          ---------------   --------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                               (3,278,026)      (6,039,040)
     From realized gains                                               -         (158,637)
                                                          ---------------   --------------
                                                              (3,278,026)      (6,197,677)
                                                          ---------------   --------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                  (22,583)         (42,898)
     From realized gains                                               -           (1,196)
                                                          ---------------   --------------
                                                                 (22,583)         (44,094)
                                                          ---------------   --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (6,436,899)      56,492,206

NET ASSETS:
     Beginning of period                                     147,363,501       90,871,295
                                                          ---------------   --------------
     End of period (including undistributed
        net investment income of $99,763
         and $17,870, respectively)                        $ 140,926,602    $ 147,363,501
                                                          ===============   ==============

                     See notes to the financial statements


Baird Funds, Inc.

Statements of Changes in Net Assets


                                                                Baird Aggregate Bond Fund
                                                             ------------------------------
                                                             Six months ended  Year ended
                                                              June 30, 2003    December 31,
                                                                (unaudited)        2002
                                                             ----------------  ------------

OPERATIONS:
     Net investment income                                       $ 2,277,397    $ 5,128,841
     Net realized gain on investments                                839,497        178,651
     Change in unrealized appreciation on investments              1,668,208      1,793,364
                                                             ----------------  -------------
     Net increase in net assets resulting from operations          4,785,102      7,100,856
                                                             ----------------  -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    12,828,513     19,283,461
     Shares issued to holders in reinvestment of dividends         1,874,452      4,474,044
     Cost of shares redeemed                                     (16,138,591)   (20,113,617)
                                                             ----------------  -------------
     Net increase (decrease) in net assets resulting from
        capital share transactions                                (1,435,626)     3,643,888
                                                             ----------------  -------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                   (2,193,577)    (5,196,705)
     From realized gains                                                   -       (389,330)
                                                             ----------------  -------------
                                                                  (2,193,577)    (5,586,035)
                                                             ----------------  -------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                      (21,542)       (21,628)
     From realized gains                                                   -         (3,698)
                                                             ----------------  -------------
                                                                     (21,542)       (25,326)
                                                             ----------------  -------------

TOTAL INCREASE IN NET ASSETS                                       1,134,357      5,133,383

NET ASSETS:
     Beginning of period                                          88,692,657     83,559,274
                                                             ----------------  -------------
     End of period (including undistributed net investment
        income of $71,020 and $8,742, respectively)             $ 89,827,014   $ 88,692,657
                                                             ================  =============

                     See notes to the financial statements


Baird Funds, Inc.

Statements of Changes in Net Assets

                                                           Baird Intermediate Municipal Bond Fund
                                                           --------------------------------------
                                                            Six months ended
                                                              June 30, 2003     Year ended
                                                               (unaudited)   December 31, 2002
                                                             --------------  ---------------

OPERATIONS:
     Net investment income                                       $ 612,969        $ 771,580
     Net realized gain on investments                              144,319           12,917
     Change in unrealized appreciation on investments              514,474        1,233,006
                                                             --------------  ---------------
     Net increase in net assets resulting from operations        1,271,762        2,017,503
                                                             --------------  ---------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                     559,520       19,006,017
     Shares issued to holders in reinvestment of dividends         557,103          614,857
     Cost of shares redeemed                                    (1,213,488)      (3,954,182)
                                                             --------------  ---------------
     Net increase (decrease) in net assets resulting from
        capital share transactions                                 (96,865)      15,666,692
                                                             --------------  ---------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                   (582,625)        (798,038)
     From realized gains                                                 -          (11,070)
                                                             --------------  ---------------
                                                                  (582,625)        (809,108)
                                                             --------------  ---------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                    (13,704)         (19,906)
     From realized gains                                                 -             (247)
                                                             --------------  ---------------
                                                                   (13,704)         (20,153)
                                                             --------------  ---------------

TOTAL INCREASE IN NET ASSETS                                       578,568       16,854,934

NET ASSETS:
     Beginning of period                                        31,927,715       15,072,781
                                                             --------------  ---------------
     End of period (including undistributed net investment
        income of $20,469 and $3,829, respectively)           $ 32,506,283     $ 31,927,715
                                                             ==============  ===============

                     See notes to the financial statements


Baird Funds, Inc.

Statements of Changes in Net Assets


                                                               Baird Core Plus Bond Fund
                                                          -----------------------------------
                                                          Six months ended     Year ended
                                                            June 30, 2003     December 31,
                                                             (unaudited)          2002
                                                          ---------------   ---------------

OPERATIONS:
     Net investment income                                   $ 1,255,224       $ 3,459,119
     Net realized gain (loss) on investments                   1,472,334           (11,979)
     Change in unrealized appreciation on investments            351,515            87,938
                                                          ---------------   ---------------
     Net increase in net assets resulting from operations      3,079,073         3,535,078
                                                          ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                 1,784,557        14,614,327
     Shares issued to holders in reinvestment of dividends       680,222         2,585,078
     Cost of shares redeemed                                 (10,411,567)      (32,033,440)
                                                          ---------------   ---------------
     Net decrease in net assets resulting from
        capital share transactions                            (7,946,788)      (14,834,035)
                                                          ---------------   ---------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                               (1,216,506)       (3,428,087)
     From realized gains                                               -          (181,952)
                                                          ---------------   ---------------
                                                              (1,216,506)       (3,610,039)
                                                          ---------------   ---------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                   (5,195)          (12,350)
     From realized gains                                               -            (1,058)
                                                          ---------------   ---------------
                                                                  (5,195)          (13,408)
                                                          ---------------   ---------------

TOTAL DECREASE IN NET ASSETS                                  (6,089,416)      (14,922,404)

NET ASSETS:
     Beginning of period                                      54,517,949        69,440,353
                                                          ---------------   ---------------
     End of period (including undistributed net investment
        income of $39,761 and $6,238, respectively)         $ 48,428,533      $ 54,517,949
                                                          ===============   ===============

                     See notes to the financial statements



Baird Funds, Inc.

Financial Highlights


                                                              Baird Intermediate Bond Fund
                                            ----------------------------------------------------------------
                                                                                               Institutional
                                                                                               Class Shares
                                              Institutional    Institutional    Institutional  September 29,
                                               Class Shares     Class Shares     Class Shares     2000(1)
                                            Six months ended     Year ended       Year ended      through
                                              June 30, 2003     December 31,     December 31,   December 31,
                                               (unaudited)          2002             2001          2000
                                            ----------------   --------------   -------------  -------------

Per Share Data:

    Net asset value, beginning of period             $10.86           $10.60         $10.55          $10.00
                                            ----------------   --------------   ------------   -------------

Income from investment operations:
    Net investment income                              0.25             0.56           0.62(6)         0.13
    Net realized and unrealized gains on
        investments                                    0.30             0.27           0.08(7)         0.53
                                            ----------------   --------------   ------------   -------------
    Total from investment operations                   0.55             0.83           0.70            0.66
                                            ----------------   --------------   ------------   -------------

Less distributions:
    Dividends from net investment income              (0.24)           (0.56)         (0.62)          (0.11)
    Distributions from net realized gains              0.00            (0.01)         (0.03)          (0.00)(5)
                                            ----------------   --------------   ------------   -------------
    Total distributions                               (0.24)           (0.57)         (0.65)          (0.11)
                                            ----------------   --------------   ------------   -------------

Net asset value, end of period                       $11.17           $10.86         $10.60          $10.55
                                            ================   ==============   ============   =============

Total return                                          5.15%(2)         8.02%          6.68%           6.63% (2)

Supplemental data and ratios:
    Net assets, end of period                  $139,641,658     $146,236,339    $89,682,104      $9,769,062
    Ratio of expenses to average net assets           0.30%(3)         0.30%          0.30%           0.30% (3)
    Ratio of net investment income to
       average net assets                             4.57%(3)         5.20%          5.71%           6.73% (3)
    Portfolio turnover rate (4)                       32.2%            41.1%          79.5%          102.5%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights


                                                                Baird Intermediate Bond Fund
                                            -------------------------------------------------------------
                                                                                           Investor Class
                                                                                               Shares
                                              Investor Class  Investor Class Investor Class September 29,
                                               Shares Six       Shares          Shares         2000 (1)
                                              months ended    Year ended      Year ended       through
                                              June 30, 2003   December 31,    December 31,  December 31,
                                               (unaudited)        2002            2001          2000
                                            ---------------   ------------- -------------- --------------

Per Share Data:

    Net asset value, beginning of period            $11.13         $10.71          $10.56         $10.00
                                            ---------------   ------------  -------------- --------------

Income from investment operations:
    Net investment income                             0.24           0.54(6)         0.59(6)        0.13
    Net realized and unrealized gains on
       investments                                    0.31           0.27            0.08(7)        0.53
                                            ---------------   ------------  -------------- --------------
    Total from investment operations                  0.55           0.81            0.67           0.66
                                            ---------------   ------------  -------------- --------------

Less distributions:
    Dividends from net investment income             (0.22)         (0.38)          (0.49)         (0.10)
    Distributions from net realized gains             0.00          (0.01)          (0.03)         (0.00)(5)
                                            ---------------   ------------  -------------- --------------
    Total distributions                              (0.22)         (0.39)          (0.52)         (0.10)
                                            ---------------   ------------  -------------- --------------

Net asset value, end of period                      $11.46         $11.13          $10.71         $10.56
                                            ===============   ============  ============== ==============

Total return                                         5.02%(2)       7.74%           6.43%          6.68%(2)

Supplemental data and ratios:
    Net assets, end of period                   $1,284,944      $1,127,162      $1,189,191      $351,262
    Ratio of expenses to average net assets          0.55%(3)       0.55%           0.55%          0.55%(3)
    Ratio of net investment income to average
       net assets                                    4.32%(3)       4.95%           5.46%          6.48%(3)
    Portfolio turnover rate (4)                      32.2%          41.1%           79.5%         102.5%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements



Baird Funds, Inc.

Financial Highlights


                                                                Baird Aggregate Bond Fund
                                            ----------------------------------------------------------------
                                                                                               Institutional
                                                                                               Class Shares
                                              Institutional    Institutional    Institutional  September 29,
                                               Class Shares     Class Shares     Class Shares     2000(1)
                                            Six months ended     Year ended       Year ended      through
                                              June 30, 2003     December 31,     December 31,   December 31,
                                               (unaudited)          2002             2001          2000
                                            ----------------   --------------   -------------  -------------
Per Share Data:

    Net asset value, beginning of period           $10.69            $10.51            $10.42          $10.00
                                            --------------   ---------------   ---------------  --------------

Income from investment operations:
    Net investment income                            0.29              0.62              0.68            0.16
    Net realized and unrealized gains on
        investments                                  0.32              0.23              0.17            0.42
                                            --------------   ---------------   ---------------  --------------
    Total from investment operations                 0.61              0.85              0.85            0.58
                                            --------------   ---------------   ---------------  --------------

Less distributions:
    Dividends from net investment income            (0.28)            (0.62)            (0.67)          (0.16)
    Distributions from net realized gains            0.00             (0.05)            (0.09)          (0.00)(5)
                                            --------------   ---------------   ---------------  --------------
    Total distributions                             (0.28)            (0.67)            (0.76)          (0.16)
                                            --------------   ---------------   ---------------  --------------

Net asset value, end of period                     $11.02            $10.69            $10.51          $10.42
                                            ==============   ===============   ===============  ==============

Total return                                        5.75%(2)          8.30%             8.33%           5.78%(2)

Supplemental data and ratios:
    Net assets, end of period                 $88,882,425       $87,847,176       $83,392,652     $35,975,190
    Ratio of expenses to average net assets         0.30%(3)          0.30%             0.30%           0.30%(3)
    Ratio of net investment income to
       average net assets                           5.31%(3)          5.75%             6.33%           6.85%(3)
    Portfolio turnover rate (4)                     53.9%             51.2%             79.2%           14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.

                     See notes to the financial statements



Baird Funds, Inc.

Financial Highlights


                                                              Baird Aggregate Bond Fund
                                            -------------------------------------------------------------
                                                                                           Investor Class
                                                                                               Shares
                                             Investor Class  Investor Class Investor Class September 29,
                                               Shares Six       Shares          Shares         2000 (1)
                                              months ended    Year ended      Year ended       through
                                              June 30, 2003   December 31,    December 31,  December 31,
                                               (unaudited)        2002            2001          2000
                                            ---------------  ------------- -------------- --------------
Per Share Data:
     Net asset value, beginning of period         $10.84         $10.57         $10.43         $10.00
                                            ---------------  ------------- -------------- --------------

Income from investment operations:
     Net investment income                          0.28           0.60(6)        0.65(6)        0.15
     Net realized and unrealized gains on
        investments                                 0.32           0.23           0.17           0.42
                                            ---------------  ------------- -------------- --------------
     Total from investment operations               0.60           0.83           0.82           0.57
                                            ---------------  ------------- -------------- --------------

Less distributions:
     Dividends from net investment income          (0.26)         (0.51)         (0.59)         (0.14)
     Distributions from net realized gains          0.00          (0.05)         (0.09)         (0.00)(5)
                                            ---------------- --------------------------------------------
     Total distributions                           (0.26)         (0.56)         (0.68)         (0.14)
                                            ---------------  ------------- -------------- --------------

Net asset value, end of period                    $11.18         $10.84         $10.57         $10.43
                                            ===============  ============= ============== ==============

Total return                                       5.58%(2)       8.08%          7.98%          5.77%(2)

Supplemental data and ratios:
     Net assets, end of period                  $944,589       $845,481       $166,622        $13,223
     Ratio of expenses to average net assets       0.55%(3)       0.55%          0.55%          0.55%(3)
     Ratio of net investment income to
       average net assets                          5.06%(3)       5.50%          6.08%          6.60%(3)
     Portfolio turnover rate (4)                   53.9%          51.2%          79.2%          14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6) Calculated using average shares outstanding during the period.


                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights



                                                   Baird Intermediate Municipal Bond Fund
                                            --------------------------------------------------
                                                                                 Institutional
                                                                                 Class Shares
                                              Institutional    Institutional       March 30,
                                               Class Shares     Class Shares        2001(1)
                                            Six months ended     Year ended         through
                                              June 30, 2003     December 31,      December 31,
                                               (unaudited)          2002             2001
                                            ----------------   --------------    -------------
Per Share Data:

      Net asset value, beginning of period           $10.86           $10.25            $10.00
                                            ----------------   --------------   ---------------

Income from investment operations:
      Net investment income                            0.21             0.43(5)           0.34(5)
      Net realized and unrealized gains on
         investments                                   0.21             0.64              0.17(6)
                                            ----------------   --------------   ---------------
      Total from investment operations                 0.42             1.07              0.51
                                            ----------------   --------------   ---------------

Less distributions:
      Dividends from net investment income            (0.20)           (0.46)            (0.25)
      Distributions from net realized gains            0.00            (0.00)(7)         (0.01)
                                            ----------------   --------------   ---------------
      Total distributions                             (0.20)           (0.46)            (0.26)
                                            ----------------   --------------   ---------------

Net asset value, end of period                       $11.08           $10.86            $10.25
                                            ================   ==============   ===============

Total return                                          3.94%(2)        10.72%             5.02%(2)

Supplemental data and ratios:
      Net assets, end of period                 $31,520,652      $31,221,508       $14,448,572
      Ratio of expenses to average net assets         0.30%(3)         0.30%             0.30%(3)
      Ratio of net investment income to
        average net assets                            3.84%(3)         4.11%             4.32%(3)
      Portfolio turnover rate (4)                     13.6%            32.6%             14.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Calculated using average shares outstanding during the period.
(6) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)  Amount is less than $0.01.

                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights


                                               Baird Intermediate Municipal Bond Fund
                                            ------------------------------------------------
                                                                              Investor Class
                                                                                  Shares
                                             Investor Class   Investor Class    March 30,
                                               Shares Six       Shares            2001 (1)
                                              months ended    Year ended          through
                                              June 30, 2003   December 31,     December 31,
                                               (unaudited)        2002             2001
                                            ---------------   -------------   --------------
Per Share Data:

    Net asset value, beginning of period             $11.02        $10.27           $10.00
                                            ----------------  ------------   --------------

Income from investment operations:
    Net investment income                              0.19          0.41(5)          0.31(5)
    Net realized and unrealized gains on
       investments                                     0.22          0.64             0.17(6)
                                            ----------------  ------------   --------------
    Total from investment operations                   0.41          1.05             0.48
                                            ----------------  ------------   --------------

Less distributions:
    Dividends from net investment income              (0.18)        (0.30)           (0.20)
    Distributions from net realized gains              0.00         (0.00)(7)        (0.01)
                                            ----------------  ------------   --------------
    Total distributions                               (0.18)        (0.30)           (0.21)
                                            ----------------  ------------   --------------

Net asset value, end of period                       $11.25        $11.02           $10.27
                                            ================  ============   ==============

Total return                                          3.79%(2)     10.46%            4.74%(2)

Supplemental data and ratios:
    Net assets, end of period                      $985,631      $706,207         $624,209
    Ratio of expenses to average net assets           0.55%(3)      0.55%            0.55%(3)
    Ratio of net investment income to
       average net assets                             3.59%(3)      3.86%            4.07%(3)
    Portfolio turnover rate(4)                        13.6%         32.6%            14.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Calculated using average shares outstanding during the period.
(6) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)  Amount is less than $0.01.

                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights

                                                                Baird Core Plus Bond Fund
                                            ----------------------------------------------------------------
                                                                                               Institutional
                                                                                               Class Shares
                                              Institutional   Institutional    Institutional  September 29,
                                               Class Shares    Class Shares     Class Shares     2000(1)
                                            Six months ended    Year ended       Year ended      through
                                              June 30, 2003    December 31,     December 31,   December 31,
                                               (unaudited)         2002             2001          2000
                                            ----------------  --------------   -------------  -------------
Per Share Data:

    Net asset value, beginning of period             $10.45          $10.42           $10.45       $10.00
                                            ----------------  --------------   -------------- ------------

Income from investment operations:
    Net investment income                              0.27            0.62             0.65         0.14
    Net realized and unrealized gains on
       investments                                     0.39            0.07             0.05         0.45
                                            ----------------  --------------   -------------- ------------
    Total from investment operations                   0.66            0.69             0.70         0.59
                                            ----------------  --------------   -------------- ------------

Less distributions:
    Dividends from net investment income              (0.26)          (0.62)           (0.66)       (0.14)
    Distributions from net realized gains              0.00           (0.04)           (0.07)       (0.00)(5)
                                            ----------------  --------------   -------------- ------------
    Total distributions                               (0.26)          (0.66)           (0.73)       (0.14)
                                            ----------------  --------------   -------------- ------------

Net asset value, end of period                       $10.85          $10.45           $10.42       $10.45
                                            ================  ==============   ============== ============

Total return                                          6.39%(2)         6.90%            6.84%        5.89%(2)

Supplemental data and ratios:
    Net assets, end of period                   $48,196,162      $54,221,923      $69,182,002  $40,083,054
    Ratio of expenses to average net assets           0.30%(3)         0.30%            0.30%        0.30%(3)
    Ratio of net investment income to
      average net assets                              5.06%(3)         6.03%            6.25%        6.68%(3)
    Portfolio turnover rate (4)                       66.2%            66.8%            47.0%        11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.

                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights


                                                               Baird Core Plus Bond Fund
                                            -------------------------------------------------------------
                                                                                          Investor Class
                                                                                              Shares
                                             Investor Class Investor Class Investor Class September 29,
                                               Shares Six      Shares          Shares         2000 (1)
                                              months ended   Year ended      Year ended       through
                                              June 30, 2003  December 31,    December 31,  December 31,
                                               (unaudited)       2002            2001          2000
                                            --------------- ------------- -------------- --------------

Per Share Data:
    Net asset value, beginning of period          $10.65         $10.49         $10.45          $10.00
                                            -------------   ------------  -------------  --------------

Income from investment operations:
    Net investment income                           0.26           0.60(6)        0.64(6)         0.12
    Net realized and unrealized gains on
       investments                                  0.41           0.07           0.05            0.45
                                            -------------   ------------  -------------  --------------
    Total from investment operations                0.67           0.67           0.69            0.57
                                            -------------   ------------  -------------  --------------

Less distributions:
    Dividends from net investment income           (0.24)         (0.47)         (0.58)          (0.12)
    Distributions from net realized gains           0.00          (0.04)         (0.07)          (0.00)(5)
                                            -------------   ------------  -------------  --------------
    Total distributions                            (0.24)         (0.51)         (0.65)          (0.12)
                                            -------------   ------------  -------------  --------------

Net asset value, end of period                    $11.08         $10.65         $10.49          $10.45
                                            =============   ============  =============  ==============

Total return                                       6.35%(2)       6.58%          6.70%           5.73%(2)

Supplemental data and ratios:
    Net assets, end of period                   $232,371       $296,026       $258,351         $13,222
    Ratio of expenses to average net assets        0.55%(3)       0.55%          0.55%           0.55%(3)
    Ratio of net investment income to
       average net assets                          4.81%(3)       5.78%          6.00%           6.43%(3)
    Portfolio turnover rate (4)                    66.2%          66.8%          47.0%           11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount is less than $0.01.
(6)  Calculated using average shares outstanding during the period.


                     See notes to the financial statements


Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION
Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

Prior to December 30, 2002, the investment objective of the Baird Core Plus Bond Fund was to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. At a meeting held on December 30, 2002, the shareholders of the Baird Core Plus Bond Fund approved a change in the Fund's investment objective so that instead of seeking to outperform the Government/Credit Bond Index, the Fund will seek to outperform the Lehman Brothers U.S. Universal Bond Index (the "Universal Bond Index") before Fund expenses. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt. In conjunction with the change in investment objective, the name of the Fund was changed from the Baird Core Bond Fund to the Baird Core Plus Bond Fund. The shares of the Fund at the meeting held on December 30, 2002 were voted as follows: 3,679,855.100 for the change, 50,222.240 against the change and 1,028,086.331 abstained (unaudited).

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (cont.)
a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund was $4,847,203 (3.44% of net assets), $2,425,558 (2.70% of net assets) and $1,403,070 (2.90% of net assets), respectively, at June 30, 2003.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                    Period Ended                                         Period Ended
                                   June 30, 2003                                        June 30, 2003
                             ---------------------------                            --------------------------
Institutional Class Shares         $           Shares     Investor Class Shares        $            Shares
                             -------------- -------------                         -------------  -------------
Shares sold                  $  20,132,839     1,835,878  Shares sold               $  194,300         16,999
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                        2,813,129       256,203  dividends                     16,204          1,437
Shares redeemed                (33,716,040)   (3,053,091) Shares redeemed              (85,671)        (7,560)
                              ------------- -------------                         -------------   ------------
Net Decrease                  $(10,770,072)     (961,010) Net Increase            $    124,833         10,876
                             ==============                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                       13,467,632       Beginning of period                    101,267
                                            -------------                                        -------------
    End of period                             12,506,622       End of period                          112,143
                                            =============                                        =============

                                     Year Ended                                           Year Ended
                                 December 31, 2002                                     December 31, 2002
                             ----------------------------                         ----------------------------
Institutional Class Shares         $           Shares     Investor Class Shares          $           Shares
                             -------------- -------------                         -------------  -------------
Shares sold                  $  72,426,596     6,772,682  Shares sold               $  330,822         30,694
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                        5,385,313       504,042  dividends                     34,658          3,209
Shares redeemed                (24,413,576)   (2,272,314) Shares redeemed             (475,719)       (43,697)
                              ------------- -------------                         -------------  -------------
Net Increase                  $ 53,398,333     5,004,410  Net Decrease             $  (110,239)        (9,794)
                             ==============                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        8,463,222      Beginning of period                     111,061
                                            -------------                                        -------------
    End of period                             13,467,632      End of period                           101,267
                                            =============                                        =============

BAIRD AGGREGATE BOND FUND
                                    Period Ended                                            Period Ended
                                    June 30, 2003                                           June 30, 2003
                             ----------------------------                         --------------------------
Institutional Class Shares         $            Shares    Investor Class Shares       $           Shares
                             -------------- -------------                         ------------   ------------
Shares sold                   $ 12,739,767     1,158,131  Shares sold             $     88,746          8,137
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                        1,856,855       171,176  dividends                     17,597          1,599
Shares redeemed                (16,102,014)   (1,484,147) Shares redeemed              (36,577)        (3,296)
                             --------------   -----------                         -------------   ------------
Net Decrease                   $(1,505,392)     (154,840) Net Increase            $     69,766          6,440
                            ===============                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        8,219,759      Beginning of period                      78,020
                                            -------------                                         ------------
    End of period                              8,064,919      End of period                            84,460
                                            =============                                        =============


Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS (cont.)
                                     Year Ended                                             Year Ended
                                 December 31, 2002                                       December 31, 2002
                             ---------------------------                          ----------------------------
Institutional Class Shares        $            Shares     Investor Class Shares        $            Shares
                             -------------  -------------                         -------------  -------------
Shares sold                   $ 18,588,606     1,756,712  Shares sold                $ 694,855         64,941
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                        4,456,325       422,385  dividends                     17,719          1,650
Shares redeemed                (20,067,579)   (1,894,427) Shares redeemed              (46,038)        (4,333)
                              -------------  ------------                         -------------  -------------
Net Increase                  $  2,977,352       284,670  Net Increase            $    666,536         62,258
                              =============                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        7,935,089      Beginning of period                      15,762
                                            -------------                                        -------------
    End of period                              8,219,759      End of period                            78,020
                                            =============                                        =============

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                    Period Ended                                          Period Ended
                                   June 30, 2003                                         June 30, 2003
                              ---------------------------                           --------------------------
Institutional Class Shares         $            Shares    Investor Class Shares        $            Shares
                              ------------- -------------                           ------------- ------------
Shares sold                     $  134,516        12,302  Shares sold                $ 425,004         38,264
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                          545,470        49,842  dividends                     11,633          1,047
Shares redeemed                 (1,039,539)      (94,192) Shares redeemed             (173,949)       (15,842)
                              ------------- -------------                           ------------- ------------
Net Decrease                    $ (359,553)      (32,048) Net Increase               $ 262,688         23,469
                              =============                                         =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        2,876,088      Beginning of period                      64,104
                                            -------------                                         ------------
    End of period                              2,844,040      End of period                            87,573
                                            =============                                         ============

                                     Year Ended                                           Year Ended
                                 December 31, 2002                                     December 31, 2002
                             ----------------------------                         ----------------------------
Institutional Class Shares         $           Shares     Investor Class Shares          $            Shares
                              -------------  ------------                          -------------- ------------
Shares sold                   $ 18,541,000     1,741,855  Shares sold               $  465,017         43,033
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                          595,558        56,402  dividends                     19,299         1,829
Shares redeemed                 (3,504,170)     (331,901) Shares redeemed             (450,012)      (41,514)
                              ------------- -------------                          --------------- ------------
Net Increase                  $ 15,632,388     1,466,356  Net Increase              $   34,304          3,348
                              =============                                        ===============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        1,409,732     Beginning of period                       60,756
                                            -------------                                         -------------
    End of period                              2,876,088     End of period                             64,104
                                            =============                                         =============


Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS (cont.)
BAIRD CORE PLUS BOND FUND

                                     Period Ended                                            Period Ended
                                    June 30, 2003                                           June 30, 2003
                             ----------------------------                           --------------------------
Institutional Class Shares          $           Shares    Investor Class Shares        $           Shares
                             --------------   -----------                           -------------  -----------
Shares sold                    $ 1,767,874       166,043  Shares sold                 $ 16,683          1,510
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                          677,554        63,847  dividends                      2,668           247
Shares redeemed                (10,319,738)     (977,428) Shares redeemed              (91,829)       (8,565)
                             -------------- -------------                            ------------ ------------
Net Decrease                  $ (7,874,310)     (747,538) Net Decrease               $ (72,478)        (6,808)
                           ================                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                        5,187,712      Beginning of period                      27,786
                                            -------------                                         ------------
    End of period                              4,440,174      End of period                            20,978
                                            =============                                         ============


                                     Year Ended                                           Year Ended
                                 December 31, 2002                                     December 31, 2002
                             ---------------------------                           ---------------------------
Institutional Class Shares         $           Shares     Investor Class Shares        $            Shares
                             -------------- -------------                         -------------  -------------
Shares sold                   $ 14,591,327     1,402,586  Shares sold              $    23,000         2,237
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                        2,575,585       250,196  dividends                     9,493            912
Shares redeemed                (32,033,440)   (3,102,403) Shares redeemed                    -             -
                             -------------- -------------                         -------------  -------------
Net Decrease                 $(14,866,528)   (1,449,621)  Net Increase               $ 32,493          3,149
                             ==============                                       =============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                       6,637,333       Beginning of period                     24,637
                                            -------------                                        -------------
    End of period                             5,187,712       End of period                           27,786
                                            =============                                        =============


4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:


                      Baird Intermediate  Baird Aggregate  Baird Intermediate   Baird Core Plus
                      Bond Fund           Bond Fund        Municipal Bond Fund  Bond Fund
                      ---------           ---------        -------------------  ---------
Purchases:
     U.S. Government  $ 25,883,213        $  29,436,681    $        -           $ 13,909,980
     Other            $ 19,477,888        $  15,229,678    $   4,446,578        $ 15,995,826
Sales:
     U.S. Government  $ 47,220,757        $  27,600,557    $        -           $ 29,567,465
     Other            $ 10,542,291        $  18,541,179    $   4,294,428        $  9,912,134

Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------


4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At June 30, 2003, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:


                       Cost for        Tax Basis     Tax Basis    Tax Basis Net                 Distributable
                       Federal           Gross         Gross       Unrealized   Distributable    Long-Term
                      Income Tax      Unrealized    Unrealized    Appreciation    Ordinary        Capital
                       Purposes      Appreciation  Depreciation  (Depreciation)    Income          Gains
                       --------      ------------  ------------  --------------    ------          -----

Baird Intermediate    $ 137,142,423   $ 7,041,651   $ 2,610,145   $ 4,431,506   $ 205,061     $ 2,047,699
   Bond Fund
Baird Aggregate       $  85,278,470   $ 4,676,406   $   738,989   $ 3,937,417   $  71,020     $   882,545
   Bond Fund
Baird Intermediate    $  30,291,240   $ 2,764,427   $ 1,019,642   $ 1,744,785   $  20,469     $   145,919
  Municipal
  Bond Fund
Baird Core Plus       $  46,839,751   $ 2,028,946   $ 1,034,246   $   994,700   $  39,761     $ 1,472,528
   Bond Fund


Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the period ended June 30, 2003 were:

                                      Ordinary           Long-Term
                                       Income          Capital Gains
                                   Distributions       Distributions

Baird Intermediate Bond Fund         $3,300,609             $ -
Baird Aggregate Bond Fund            $2,215,119             $ -
Baird Intermediate Municipal         $  596,329             $ -
  Bond Fund
Baird Core Plus Bond Fund            $1,221,701             $ -

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Baird Intermediate Bond Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $151,500.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets.

Baird Funds, Inc.

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003           (unaudited)
--------------------------------------------------------------------------------

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $1,410, $1,128, $1,023 and $294, respectively, in fees pursuant to the Plan for the period ended June 30, 2003.


                                BAIRD FUNDS, INC.
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

Board of Directors                         Legal Counsel

G. Frederick Kasten, Jr. (Chairman)        Godfrey & Kahn, S.C.
                                           780 North Water Street
John W. Feldt                              Milwaukee, Wisconsin 53202

George C. Kaiser                           -------------------------------------

Stephen A. Roell                           Independent Accountants

------------------------------------------ PricewaterhouseCoopers LLP
                                           100 East Wisconsin Avenue, Suite 1500
Investment Advisor                         Milwaukee, Wisconsin  53202

Robert W. Baird & Co. Incorporated         -------------------------------------
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202                 Distributor

------------------------------------------ Robert W. Baird & Co. Incorporated
                                           777 East Wisconsin Avenue
Administrator, Transfer Agent and Dividend Milwaukee, Wisconsin 53202
- Disbursing Agent
                                           -------------------------------------
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

------------------------------------------

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


[LOGO]
                                   Baird/FUNDS

                               Semi-Annual Report
                               ------------------
                                 June 30, 2003

                              Baird LargeCap Fund

                               Baird MidCap Fund

                               Table of Contents



Economic and Stock Market Commentary.........................................  2

Baird LargeCap Fund........................................................    4

Baird MidCap Fund .........................................................    9

Statements of Assets and Liabilities ......................................   14

Statements of Operations .................................................... 15

Statements of Changes in Net Assets .......................................   16

Financial Highlights ......................................................   18

Notes to the Financial Statements ............................................22


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.




Economic and Stock Market Commentary
--------------------------------------------------------------------------------
Although 2003 got off to a difficult start for stock market investors, a quick end to major combat in Iraq, lower interest rates and new tax cuts ignited a broad market rally. For the first six months of 2003, the Standard & Poor's 500 Index gained +11.77% and the Dow Jones Industrial Average advanced +9.16%. The last time these market benchmarks posted positive first-half returns was 1999.

The rally in stock prices offers hope that policymakers' efforts to stimulate economic growth will be successful. Although we believe the probability of success is high, the timing and intensity of the economy's improvement is still in question. There is little doubt, however, that the level of stimulus brought to bear on the U.S. economy is extraordinary. Despite the recent run up in longer-term interest rates, borrowing costs are still at historically low levels. Although home sales and mortgage refinancing activity will most likely slow from recent record levels, low rates have allowed consumers to reduce debt service, increase savings and cash-out home equity for other purchases. Corporate bond yields remain at historically low levels, allowing creditworthy businesses to lower their debt costs and finance new projects.

The tax cut signed into law on May 29th is very "front-end-loaded" with much of the $350 billion package impacting the economy almost immediately. The acceleration of tax rate reductions originally scheduled for 2004 and 2006, a top rate of 15% for dividends and long-term capital gains, rebate checks for families and new incentives for businesses to invest in plant and equipment should aid economic growth by increasing consumers' after-tax disposable income and lowering businesses' cost of capital. Finally, the recent decline in the foreign exchange rate of the U.S. dollar completes the economic stimulus "trifecta". By lowering the cost of U.S. goods to foreign buyers, a cheaper dollar should stimulate demand for U.S. exports. Further, a lower dollar increases the value of profits earned by U.S. companies on their overseas operations. In sum, virtually all the policy "levers" that can be pulled to accelerate the U.S. economy are now engaged.

The only sources of stimulus missing from the current environment are a sustained drop in energy prices and what economist John Maynard Keynes called "animal spirits", the appetite for entrepreneurial risk-taking essential to a capitalist system. Economic participants - including consumers, corporate CEO's and government policymakers - require a confident optimism in order to save, spend and invest for future growth. Our initial success in Iraq, the absence of new "shocks" to the economy and the improved performance of U.S. financial markets are important positive contributors in this respect. Indeed, this may be an instance where the stock market not only anticipates an improved economy, but also leads to economic improvement by boosting confidence and initiating a virtuous circle of self-reinforcing growth.

While it is easy to presume stronger economic growth is a fait accompli, risks to the U.S. economic recovery remain. Underlying economic imbalances may require several quarters of above-trend growth before they abate. These imbalances include high debt levels and significant excess capacity. The "bubble" years of the late 1990's led to over-investment in everything from fiber optic networks to power generation plants. Much of that investment was financed with debt. Although the value of these investments has declined, the debt used to finance them still needs to be repaid. For consumers, although low interest rates keep the cost of servicing debt low, record housing market activity has pushed consumer indebtedness to historically high levels. Add the increase in public sector debt due to record budget deficits and it is easy to see how the ratio of total debt to economic activity (as measured by U.S. Gross Domestic Product) has risen to an unprecedented 170%. However, it should be noted that historically, this debt measure rises to its cyclical peak at the trough of the business cycle.

Since the bursting of the stock market bubble in 2000, U.S. economic growth has averaged well below the 3% annual rate many economists estimate is the economy's long-term potential. With recent growth below potential, an "output gap" has been created. Until this gap is closed, excess capacity and high debt levels put downward pressure on prices as businesses compete aggressively for survival.
While lower prices for goods and services due to productivity gains and new competition benefits the economy by increasing demand, persistent price declines could lead to falling incomes and declining asset values. This situation could be dangerous, especially in an economy with sizeable debt leverage. Productivity gains in a robust economy help keep inflation pressures at bay, but they raise the "hurdle rate" for a sluggish economy by requiring higher rates of growth before employment trends turn positive.

The past several months witnessed a tremendous improvement in many economic variables. Corporate profits and stock prices are generally up while geopolitical risks have, for the moment, declined. However, energy prices remain "sticky", interest rates have risen from their recent historic lows, employment trends are weak, state and local governments are under pressure to raise taxes or reduce services and the economy has yet to exhibit evidence of a meaningful acceleration in growth. While we believe the odds greatly favor an eventual pick up in activity, the consequences of renewed weakness argue for a measured approach to the stock market. With most stock market valuation benchmarks (e.g. dividend yields, price-to-earnings and price-to-sales ratios) at the upper end of their historical

Economic and Stock Market Commentary
--------------------------------------------------------------------------------
ranges over the past 50 years, stock prices may be vulnerable to disappointment should the hoped for acceleration in economic growth come later or prove weaker than currently expected. However, positive sales and earnings growth momentum along with lots of cash on the sidelines can result in stock valuations remaining elevated for an extended period of time while economic imbalances are resolved.

Inflation-adjusted economic growth for the first six months of 2003 was less than +2% at an annualized rate. Most economists expect growth to approach +4% in the second half, taking the rise in inflation-adjusted gross domestic product (real GDP) for full-year 2003 to +2% to +3%. We anticipate a +1% to +2% gain in the Consumer Price Index for the year. We anticipate the Federal Reserve will keep short-term interest rates low until the economy demonstrates sustainable, above-trend growth. Steady improvement in economic and corporate profit growth, we believe, will give the stock market an upward bias. However, the stock market as a whole is likely to remain volatile, given the downside risk to share values should efforts to reaccelerate economic growth fail.


Baird Equity Funds Investment Management Team
Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager
David W. Bowman, CFA, Senior Vice-President and Senior Portfolio Manager Charles F. Severson, CFA, Senior Vice-President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice-President and Senior Portfolio Manager



Baird LargeCap Fund
--------------------------------------------------------------------------------

Stocks that suffered the sharpest declines during the bear market led the rally in share prices during the first six months of 2003. Not surprisingly, an improved economic outlook was most positive for the stocks of the most speculative companies, as investors increased their appetite for risk. Indeed, Standard & Poor's 500 ("S&P 500") Index stocks rated C or lower by Standard & Poor's Quality Ranking System provided average six-month price returns of +29.19% while higher quality stocks (companies rated in the A category) returned +8.50%. The Fund's emphasis on high quality companies caused its return to lag the performance of the broad market during the rally. Specifically, the Baird LargeCap Fund's +9.05% total return for Institutional Class shares (+8.59% for Investor Class shares) trailed the +11.77% total return for the Fund's benchmark, the S&P 500 Index.

The Fund's sector weightings proved to be a modest positive for relative performance with a lack of exposure to the under performing energy, telecommunications and materials sectors complemented by above benchmark exposure to the better performing consumer discretionary, health care and technology sectors. Stock selection provided mixed results during the first half of the year with strong price performance delivered by core retail holdings Best Buy (+82%) and Home Depot (+38%) as well as core technology holdings Intel (+34%) and Cisco Systems (+28%). The Fund's newest health care holdings also made strong positive contributions with Genentech shares climbing 103% and Teva Pharmaceutical Industries shares gaining 32% since their respective portfolio debuts. Offsetting these positives were below market returns from many higher quality core portfolio holdings such as Sysco (+1%), Medtronic (+5%) and Wal-Mart (+6%) along with disappointing results from holdings in core portfolio companies American International Group (-5%), Johnson & Johnson (-4%), Kohl's (-8%) and Automatic Data Processing (-14%).

Fund activity during the first six months of 2003 included a reduction in portfolio holdings in Automatic Data Processing ("ADP"), Best Buy, Fiserv, Genentech, Kimberly Clark, Eli Lilly and Merck. Best Buy, Fiserv, Genentech and Eli Lilly were trimmed based on our analysis of their valuations while ADP, Kimberly Clark and Merck were reduced due to their size in the portfolio and/or decelerating earnings growth. Portfolio positions eliminated during the period include Applied Materials and Electronic Data Systems ("EDS"). Excess capacity in the semiconductor manufacturing industry continues to depress the demand for Applied Material's products. Further, the company could lose market share as large customers such as Intel look to protect proprietary research by broadening the number of equipment manufacturers they use. EDS's competitive position has been compromised by the financial difficulties of several large clients (e.g., WorldCom and US Air). This has forced the company to restructure internally and work aggressively to preserve balance sheet liquidity. As a result, we believe the company is vulnerable to competition and is likely to lose market share.

Sale proceeds were used to add to portfolio holdings in IBM, Kohl's Department Stores and Sysco and to initiate positions in Teva Pharmaceutical Industries, SunGard Data Systems, Genentech and Dell.

Dell is the world's largest direct marketer of technology products, including personal computers, storage and networking equipment and handheld devices. The company continues to take market share while maintaining industry-leading margins and providing customers with high quality service.

Genentech is a pioneer in the use of human genetic information for drug research. A diversified product line of ten protein-based drugs marketed in four large and growing therapeutic categories (oncology, cardiology, endocrinology and pulmonary), a strong pipeline of new products and a proven marketing and commercialization strategy should allow Genentech to provide sustainable, above-average earnings growth.

SunGard provides integrated software and processing solutions for financial institutions as well as disaster recovery services for information-dependent enterprises. SunGard maintained rising earnings and strengthened its competitive position during the recent downturn in technology spending by increasing its product offerings and winning market share from smaller competitors. We believe SunGard's growth can accelerate as corporate profits rise and technology spending picks up.

Teva is a leading worldwide manufacturer and marketer of generic drugs. The use of generic drugs is growing as major branded drugs lose patent protection and cost containment pressures favor the use of generics when appropriate. Based on the strength of its generic and specialty drug businesses, we anticipate Teva will grow at a meaningfully faster rate than most large pharmaceutical companies.

The Fund's focus on high quality growth companies proved to be a performance liability during the recent stock market rally. The most badly beaten down stocks recovered sharply, feeding a speculative urge among investors and fostering a trading mentality. As investors shift their focus from short-term speculative opportunities to long-term investment merit, we anticipate relative price performance will favor the shares of higher quality, predictable growth companies.


Baird LargeCap Fund
--------------------------------------------------------------------------------
A June 30, 2003 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") is shown below.

Top 10 Holdings*                          Equity Sector Analysis**
                                          (BAR CHART)                LargeCap  S&P 500
Medtronic, Inc.                      4.4% Consumer Discretionary      11.8%    11.1%
Citigroup, Inc.                      4.0% Consumer Staples            12.0%    11.7%
Wal-Mart Stores, Inc.                3.7% Energy                       0.0%     5.8%
American International Group, Inc.   3.6% Financials                  16.1%    20.5%
Kohl's Corporation                   3.6% Health Care                 24.9%    14.8%
Microsoft Corporation                3.4% Industrials                  9.5%    10.4%
General Electric Company             3.2% Information Technology      25.7%    16.2%
Home Depot, Inc.                     3.2% Materials                    0.0%     2.7%
Cardinal Health, Inc.                3.1% Telecommunication Services   0.0%     3.9%
Sysco Corporation                    3.1% Utilities                    0.0%     3.0%

Net Assets:                        $54,998,154
Portfolio Turnover Ratio:                 8.89%
Number of Equity Holdings:                  38

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                     0.75%
INVESTOR CLASS:                          1.00% ***

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.

**   As of 6/30/03, based on equity sector values.

***  Includes 0.25% 12b-1 fee.


Annualized Total Returns
--------------------------------------------------------------------------------
For the Period Ending June 30, 2003              One Year    Since Inception(1)
--------------------------------------------------------------------------------
Baird LargeCap Fund - Institutional Class Shares  -0.87%    -12.08%
Baird LargeCap Fund - Investor Class Shares       -1.40%    -12.38%
S&P 500 Index(2)                                   0.25%    -11.83%
--------------------------------------------------------------------------------
     (1) For the period September 29, 2000 (commencement of operations) to June 30, 2003.
     (2) The S&P 500 Index is an unmanaged, market value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.
          The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Baird Large Cap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003    (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                    Value
------------------------------------------------------------- ------------------
          COMMON STOCKS - 97.1%

          Air Freight & Logistics - 1.5%
  12,657  United Parcel Service, Inc. - Class B                       $ 806,251
                                                                ----------------

          Banks - 5.4%
  27,919  Fifth Third Bancorp                                         1,603,109
  26,802  Wells Fargo & Company                                       1,350,821
                                                                ----------------
                                                                      2,953,930
                                                                ----------------
          Biotechnology - 4.6%
  24,564  Amgen, Inc.*                                                1,632,032
  12,200  Genentech, Inc.*                                              879,864
                                                                ----------------
                                                                      2,511,896
                                                                ----------------
          Commercial Services & Supplies - 7.7%
  27,914  Automatic Data Processing, Inc.                               945,168
  34,000  Cintas Corporation                                          1,204,620
  45,420  Fiserv, Inc.*                                               1,617,406
  16,800  Paychex, Inc.                                                 493,752
                                                                ----------------
                                                                      4,260,946
                                                                ----------------
          Communications Equipment - 3.6%
  59,910  Cisco Systems, Inc.*                                        1,005,889
  58,000  Nokia Oyj-ADR  f                                              952,940
                                                                ----------------
                                                                      1,958,829
                                                                ----------------
          Computers & Peripherals - 5.1%
  38,000  Dell Computer Corporation*                                  1,209,920
  19,000  International Business Machines Corporation                 1,567,500
                                                                ----------------
                                                                      2,777,420
                                                                ----------------
          Diversified Financials - 6.7%
  50,996  Citigroup, Inc.                                             2,182,629
  38,000  State Street Corporation                                    1,497,200
                                                                ----------------

                                                                      3,679,829
                                                                ----------------
          Electrical Equipment - 2.3%
  24,563  Emerson Electric Company                                    1,255,169
                                                                ----------------

          Electronic Equipment & Instruments - 1.6%
  39,454  Molex, Inc. - Class A                                         907,837
                                                                ----------------

          Food & Drug Retailing - 5.9%
  56,117  Sysco Corporation                                           1,685,755
  51,738  Walgreen Company                                            1,557,314
                                                                ----------------
                                                                      3,243,069
                                                                ----------------
          Health Care Equipment & Supplies - 4.4%
  50,989  Medtronic, Inc.                                             2,445,942
                                                                ----------------
                      See notes to the financial statements

Baird Large Cap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003    (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                   Value
--------------------------------------------------------------------------------
          COMMON STOCKS - 97.1% (cont.)

          Health Care Providers & Services  3.1%
  26,550  Cardinal Health, Inc.                                     $ 1,707,165
                                                                ----------------

          Household Products - 2.0%
  21,600  Kimberly-Clark Corporation                                  1,126,224
                                                                ----------------
          Industrial Conglomerates - 3.2%
  62,000  General Electric Company                                    1,778,160
                                                                ----------------

          Information Technology Consulting
                & Services - 1.9%
  40,000  SunGard Data Systems Inc.*                                  1,036,400
                                                                ----------------

          Insurance - 3.6%
  35,600  American International Group, Inc.                          1,964,408
                                                                ----------------

          Media - 1.9%
  23,076  New York Times Company - Class A                            1,049,958
                                                                ----------------

          Multiline Retail - 7.3%
  38,000  Kohl's Corporation*                                         1,952,440
  38,250  Wal-Mart Stores, Inc.                                       2,052,878
                                                                ----------------
                                                                      4,005,318
                                                                ----------------
          Pharmaceuticals - 12.1%
  16,800  Eli Lilly and Company                                       1,158,696
  29,034  Johnson & Johnson                                           1,501,058
  17,656  Merck & Company, Inc.                                       1,069,071
  48,014  Pfizer, Inc.                                                1,639,678
  22,300  Teva Pharmaceutical Industries Ltd.-ADR (f)                 1,269,539
                                                                ----------------
                                                                      6,638,042
                                                                ----------------
          Semiconductor Equipment & Products - 2.2%
  58,068  Intel Corporation                                           1,206,885
                                                                ----------------

          Software - 5.0%
  73,000  Microsoft Corporation                                       1,871,720
  73,694  Oracle Corporation*                                           885,065
                                                                ----------------
                                                                      2,756,785
                                                                ----------------
          Specialty Retail - 6.0%
  34,850  Best Buy Company, Inc.*                                     1,530,612
  53,587  Home Depot, Inc.                                            1,774,801
                                                                ----------------
                                                                      3,305,413
                                                                ----------------

          Total Common Stocks (Cost $57,614,227)                     53,375,876
                                                                ----------------
                      See notes to the financial statements

Baird Large Cap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003    (unaudited)
--------------------------------------------------------------------------------



 Shares                                                                   Value
--------------------------------------------------------------------------------
          SHORT-TERM INVESTMENTS - 2.8%

          Money Market Fund - 2.5%
1,369,969 SEI Daily Income Trust Government Fund - Class B          $ 1,369,969
                                                                ----------------

Principal
 Amount                                                                   Value
--------------------------------------------------------------------------------
           Variable Rate Demand Notes# - 0.3%
$ 55,202  American Family Financial Services, Inc., 0.85%                55,202
 138,845  Wisconsin Corporation Central Credit Union, 0.70%             138,845
                                                                ----------------
                                                                        194,047
                                                                ----------------

          Total Short-Term Investments (Cost $1,564,016)              1,564,016
                                                                ----------------

          Total Investments (Cost $59,178,243)  99.9%                54,939,892
                                                                ----------------

          Other Assets Less Liabilities  0.1%                            58,262
                                                                ----------------

          TOTAL NET ASSETS  100.0%                                  $54,998,154
                                                                ================


          ADR - American Depository Receipt
          * Non Income Producing
          f  Foreign
          # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.

                      See notes to the financial statements

Baird MidCap Fund
--------------------------------------------------------------------------------

A decidedly better operating environment and improving investor confidence combined to drive the prices of many mid cap companies higher during the first half of 2003. Additionally, a quick end to major combat in Iraq, lower interest rates and new tax cuts improved investor psychology during the period.

We believe that corporate profits, taken as a whole, are on the rise due in part to the significant corporate restructurings during the past three years coupled with accommodative actions of the Federal Reserve and Federal Government. We anticipate that the resumption of economic growth, and importantly profits growth, is therefore likely in the ensuing months. Given our belief that earnings growth is the ultimate driver of stock prices, the current environment should be regarded as welcome relief to investors.

During the first six months, the fund's sector weights proved to have a slight negative impact on performance. Lack of exposure to basic materials and utilities coupled with an under-weight position in energy hurt results. Generally, those sectors do not have the fundamental characteristics that we desire, so it is not unusual for the fund to lag the benchmark when heavily regulated and deep cyclical companies outperform. Additionally, sectors less sensitive to an economic rebound, such as healthcare and the consumer areas, lagged during the period. Those areas have been mainstays of the fund, as we have identified companies possessing desirable characteristics such as consistent revenue and earnings growth, and clean balance sheets for long-term investment.

Stock selection was somewhat mixed during the first half of 2003. During that period, the for profit education sector, represented in the fund by Career Education (+71%) and Apollo Group (+40%) showed strong price gains. Given State budget problems, we expect those companies to continue to perform well. Results of the education stocks offset declines in Consumer companies such as Whole Foods Markets (-10%) and Harley Davidson (-4%). In the technology area, the first six months produced solid gains by Zebra Technologies (+31%), Electronic Arts (+48%) and Novellus (+30%) which offset disappointing healthcare stocks Accredo Health (-39%), Charles River Labs (-16%) and King Pharmaceutical (-14%).

A combination of price targets being achieved and a desire to add to faster growing companies lead us to trim several stocks in the financial sector, including Legg Mason, TCF Financial, MGIC Investment Corp and Charter One Financial. Two positions in the Energy Services sector, Smith International and Cooper Cameron, were established during the period. Both companies are expected to benefit from an anticipated upswing in drilling activity. In the healthcare sector, new positions were established in Health Management Associates ("HMA"), a rural hospital company, and Sicor, a generic pharmaceutical maker, replacing King Pharmaceutical and Accredo. King Pharmaceutical was eliminated due to potential generic competition for its most important drug and Accredo was sold because of industry pricing pressures and a lack of new products. It is our opinion that HMA and Sicor offer better earnings growth potential and further diversify the fund's Healthcare sector holdings.

It is our expectation that any sustained recovery in the economy will result in an improving labor market. New hiring activity should benefit fund companies such as Hewitt Associates, a human resource consulting firm, Paychex, a payroll processing company and Cintas, the nation's largest uniform rental company. While these companies have disappointed investors thus far in 2003, we believe that their industry position and opportunities for future growth will reward investors in the coming years.

There was also a decided shift in sentiment toward lower quality issues during the first half of 2003. Mid Cap companies with quality ratings of "B+" or better by Standard and Poor's ("S&P") averaged a low teens return in the first six months compared with a better than 20% average return for companies rated "B" or lower by S&P. That type of market environment is challenging for our strategy of identifying high quality investment candidates. We remain confident that our investment process of purchasing profitable, well-financed companies will provide solid long-term investment results.

Baird MidCap Fund
--------------------------------------------------------------------------------

A June 30, 2003 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") is shown below.

Top 10 Holdings*                                     Equity Sector Analysis**
                                                     (BAR CHART)                   MidCap     S&P 400
Midcap SPDR Trust Series 1                     3.4%  Consumer Discretionary        16.1%       16.2%
Performance Food Group Company                 3.3%  Consumer Staples               5.0%        5.0%
Michaels Stores, Inc.                          3.3%  Energy                         2.5%        6.9%
Charles River Laboratories International, Inc. 3.2%  Financials                    12.2%       19.9%
Fiserv, Inc.                                   3.0%  Health Care                   18.4%       14.1%
Zebra Technologies Corporation - Class A       3.0%  Industrials                   13.9%       11.3%
Express Scripts, Inc.                          2.9%  Information Technology        28.3%       14.9%
Gentex Corporation                             2.9%  Materials                      0.0%        4.2%
Patterson Dental Company                       2.7%  Telecommunication Services     0.0%        0.6%
Microchip Technology, Inc.                     2.6%  Utilities                      0.0%        6.9%
                                                     Other Hldgs                    3.6%        0.0%
Net Assets:                             $25,617,285
Portfolio Turnover Ratio:                    35.29%
Number of Equity Holdings:                       43

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                      1.25%
INVESTOR CLASS:                           1.50% ***

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 6/30/03, based on equity sector values.
***  Includes 0.25% 12b-1 fee.

Annualized Total Returns

--------------------------------------------------------------------------------
For the Period Ending June 30, 2003             One Year    Since Inception(1)
--------------------------------------------------------------------------------
Baird MidCap Fund - Institutional Class Shares   -2.23%     -7.00%
Baird MidCap Fund - Investor Class Shares        -2.47%     -7.18%
S&P MidCap 400 Index(2)                          -0.73%     -2.54%
--------------------------------------------------------------------------------
(1) For the period December 29, 2000 (commencement of operations) to June 30, 2003.
(2) The S&P MidCap 400 Index is an unmanaged, market value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Baird MidCap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003   (unaudited)
--------------------------------------------------------------------------------

  Shares                                                            Value
-------------------------------------------------------------------------------

            COMMON STOCKS - 91.7%

            Automobile Components - 4.7%
    24,233  Gentex Corporation*                            $            742,741
     5,395  Johnson Controls, Inc.                                      461,812
                                                           ---------------------
                                                                      1,204,553
                                                           ---------------------
            Banks - 3.3%
    13,838  Charter One Financial, Inc.                                 431,469
    10,405  TCF Financial Corporation                                   414,535
                                                           ---------------------
                                                                        846,004
                                                           ---------------------
            Biotechnology - 3.2%
    25,123  Charles River Laboratories International, Inc.*             808,458
                                                           ---------------------

            Commercial Services & Supplies - 20.5%
    12,538  Affiliated Computer Services, Inc.*                         573,363
     9,671  Apollo Group, Inc.*                                         597,668
     8,980  Career Education Corporation*                               613,334
    14,251  Cintas Corporation                                          504,913
    21,678  Fiserv, Inc.*                                               771,953
    18,622  Hewitt Associates, Inc.*                                    438,548
    12,847  Iron Mountain Incorporated*                                 476,495
    21,166  Paychex, Inc.                                               622,069
    17,377  Stericycle, Inc.*                                           666,582
                                                           ---------------------
                                                                      5,264,925
                                                           ---------------------
            Communications Equipment - 3.0%
    12,700  Avocent Corporation*                                        379,603
    16,656  Emulex Corporation*                                         379,257
                                                           ---------------------
                                                                        758,860
                                                           ---------------------
            Diversified Financials - 6.8%
    18,962  Eaton Vance Corporation                                     599,199
    22,584  Investors Financial Services Corporation                    653,807
     7,424  Legg Mason, Inc.                                            482,189
                                                           ---------------------
                                                                      1,735,195
                                                           ---------------------
            Energy Equipment & Services - 2.4%
     6,270  Cooper Cameron Corporation*                                 315,883
     8,255  Smith International, Inc.*                                  303,289
                                                           ---------------------
                                                                        619,172
                                                           ---------------------
            Food & Drug Retailing - 4.8%
    23,186  Performance Food Group Company*                             857,882
     7,644  Whole Foods Market, Inc.*                                   363,319
                                                           ---------------------
                                                                      1,221,201
                                                           ---------------------
                     See notes to the financial statements

Baird MidCap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003   (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
            COMMON STOCKS  - 91.7% (cont.)

            Health Care Equipment & Supplies - 2.0%
     9,089  Varian Medical Systems, Inc.*                    $          523,254
                                                           ---------------------

            Health Care Providers & Services - 7.8%
    11,012  Express Scripts, Inc.*                                      750,908
    30,931  Health Management Associates, Inc.                          570,677
    15,160  Patterson Dental Company*                                   687,961
                                                           ---------------------
                                                                      2,009,546
                                                           ---------------------
            Hotels, Restaurants & Leisure - 4.1%
    15,501  Applebee's International, Inc.                              487,196
    22,402  Starbucks Corporation*                                      549,969
                                                           ---------------------
                                                                      1,037,165
                                                           ---------------------
            Insurance - 1.5%
     8,200  MGIC Investment Corporation                                 382,448
                                                           ---------------------

            Media - 1.5%
     8,523  New York Times Company - Class A                            387,797
                                                           ---------------------

            Office Electronics - 3.0%
    10,075  Zebra Technologies Corporation - Class A*                   758,144
                                                           ---------------------

            Pharmaceuticals - 4.4%
    14,083  Biovail Corporation (f) *                                   662,746
    22,935  SICOR Inc.*                                                 466,498
                                                           ---------------------
                                                                      1,129,244
                                                           ---------------------
            Semiconductor Equipment & Products - 4.9%
    27,218  Microchip Technology, Inc.                                  673,645
    15,981  Novellus Systems, Inc.*                                     585,240
                                                           ---------------------
                                                                      1,258,885
                                                           ---------------------
            Software - 4.2%
     7,060  Electronic Arts, Inc.*                                      521,734
    12,513  Intuit Inc.*                                                557,955
                                                           ---------------------
                                                                      1,079,689
                                                           ---------------------
            Specialty Retail - 7.4%
    11,877  Bed Bath & Beyond, Inc.*                                    461,065
    13,109  CDW Computer Centers, Inc.*                                 600,785
    21,928  Michaels Stores, Inc.                                       834,580
                                                           ---------------------
                                                                      1,896,430
                                                           ---------------------
            Trading Companies & Distributors - 2.2%
    16,781  Fastenal Company                                            569,547
                                                           ---------------------
            Total Common Stocks (Cost $21,352,509)                   23,490,517
                                                           ---------------------
                     See notes to the financial statements

Baird MidCap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments June 30, 2003   (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
            EXCHANGE-TRADED FUND  - 3.4%
    10,000  Midcap SPDR Trust Series 1                       $          877,200
                                                           ---------------------

            Total Exchange-Traded Fund (Cost $902,625)                  877,200
                                                           ---------------------

            SHORT-TERM INVESTMENTS - 5.0%

            Money Market Fund - 2.8%
   718,610  SEI Daily Income Trust Government Fund - Class B          718,610
                                                           ---------------------

 Principal
  Amount                                                             Value
--------------------------------------------------------------------------------
            Variable Rate Demand Notes# - 2.2%
  $390,119  American Family Financial Services, Inc., 0.85%             390,119
   181,933  Wisconsin Corporation Central Credit Union, 0.70%           181,933
                                                           ---------------------
                                                                        572,052
                                                           ---------------------

            Total Short-Term Investments (Cost $1,290,662)            1,290,662
                                                           ---------------------

            Total Investments (Cost $23,545,796)  100.1%             25,658,379
                                                           ---------------------

            Liabilities, Less Other Assets  (0.1%)                      (41,094)
                                                           ---------------------

            TOTAL NET ASSETS  100.0%                             $ 25,617,285
                                                           =====================

            * Non Income Producing
            f  Foreign
            # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.

                     See notes to the financial statements


Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities    June 30, 2003   (unaudited)
--------------------------------------------------------------------------------

                                             Baird LargeCap    Baird MidCap
                                                Fund              Fund
                                             -------------------------------
ASSETS:
   Investments, at value                      $ 54,939,892     $ 25,658,379
       (cost $59,178,243 and $23,545,796,
        respectively)
   Dividends receivable                             47,472            2,801
   Interest receivable                               1,409              979
   Receivable for fund shares sold                  64,126           40,691
   Other assets                                      7,203            5,530
                                             --------------   --------------
   Total assets                                 55,060,102       25,708,380
                                             --------------   --------------

LIABILITIES:
   Payable to Advisor and Distributor               21,967           64,443
   Accrued expenses and other liabilities           39,981           26,652
                                             --------------   --------------
   Total liabilities                                61,948           91,095
                                             --------------   --------------
NET ASSETS                                    $ 54,998,154     $ 25,617,285
                                             ==============   ==============

NET ASSETS CONSIST OF:
   Capital stock                              $ 65,833,929     $ 26,941,961
   Accumulated undistributed net
       investment income (loss)                     99,716          (83,191)
   Accumulated net realized loss
       on investments sold                      (6,697,140)      (3,354,068)
   Net unrealized appreciation (depreciation)
       on investments                           (4,238,351)       2,112,583
                                             --------------   --------------
NET ASSETS                                    $ 54,998,154     $ 25,617,285
                                             ==============   ==============

INSTITUTIONAL CLASS SHARES
   Net Assets                                 $ 54,428,236     $ 24,703,522
   Shares outstanding
     ($0.01 par value, unlimited shares
     authorized)                                 7,789,127        2,960,937
   Net asset value, offering and
       redemption price per share                   $ 6.99           $ 8.34
                                             ==============   ==============

INVESTOR CLASS SHARES
   Net Assets                                    $ 569,918        $ 913,763
   Shares outstanding
     ($0.01 par value, unlimited shares
     authorized)                                    81,958          110,145
   Net asset value, offering and
     redemption price per share                     $ 6.95           $ 8.30
                                             ==============   ==============

                     See notes to the financial statements

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations Six months ended June 30, 2003  (unaudited)
--------------------------------------------------------------------------------

                                                  Baird           Baird
                                              LargeCap Fund    MidCap Fund
                                             -------------------------------
INVESTMENT INCOME:
   Dividends                                 $     272,917    $      44,044
   Interest                                         14,640            5,838
                                             --------------   --------------
   Total investment income                         287,557           49,882
                                             --------------   --------------

EXPENSES:
   Investment advisory fees                        163,366           83,812
   Administration fees                              17,440            7,400
   Shareholder servicing fees                       15,981           14,124
   Fund accounting fees                             16,036           13,656
   Professional fees                                 7,781            3,985
   Federal and state registration                    5,533            4,503
   Directors fees                                    2,896            1,086
   Custody fees                                      3,004            2,405
   Miscellaneous                                     1,629              845
   Reports to shareholders                           5,581            2,272
   Distribution fees
   - Investor Class Shares                             698            1,035
                                             --------------   --------------
                                                   239,945          135,123
   Expense reimbursement by Advisor                (50,748)          (2,050)
                                             --------------   --------------
   Total expenses                                  189,197          133,073

                                             --------------   --------------
NET INVESTMENT INCOME (LOSS)                        98,360          (83,191)
                                             --------------   --------------

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
   Net realized loss on investments             (1,832,577)        (168,987)
   Change in unrealized appreciation
   on investments                                6,170,025        2,291,803
                                             --------------   --------------
   Net realized and unrealized
   gain on invest                                4,337,448        2,122,816
                                             --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $ 4,435,808      $ 2,039,625
                                             ==============   ==============

                      See notes to the finacial statements

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Baird LargeCap Fund
                                             -----------------------------------
                                             Six months ended
                                               June 30, 2003     Year Ended
                                                (unaudited)   December 31, 2002
                                             --------------   ------------------

OPERATIONS:
   Net investment income                          $ 98,360        $ 102,008
   Net realized loss on investments             (1,832,577)      (4,699,997)
   Change in unrealized appreciation
        (depreciation) on investments            6,170,025       (9,008,476)
                                             --------------   --------------
   Net increase (decrease) in net assets
        resulting from operations                4,435,808      (13,606,465)
                                             --------------   --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                     3,451,747       16,377,188
   Shares issued to holders in reinvestment
        of dividends                                     -          100,103
   Cost of shares redeemed                      (2,437,186)      (5,284,507)
                                             --------------   --------------
   Net increase in net assets resulting from
      capital share transactions                 1,014,561       11,192,784
                                             --------------   --------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                            -         (100,610)
   From net realized gains                               -                -
                                             -------------------------------
                                                         -         (100,610)
                                             -------------------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                            -             (123)
   From net realized gains                               -                -
                                             -------------------------------
                                                         -             (123)
                                             -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS          5,450,369       (2,514,414)

NET ASSETS:
   Beginning of period                          49,547,785       52,062,199
                                             -------------------------------
   End of period (including undistributed
        net investment income of $99,716 and  $ 54,998,154     $ 49,547,785
       $1,356, respectively)                 ===============================

                     See notes to the financial statements


Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Baird MidCap Fund
                                             -----------------------------------
                                                Six months
                                                  ended
                                              June 30, 2003      Year Ended
                                               (unaudited)     December 31, 2002
                                             --------------   ------------------

OPERATIONS:
   Net investment loss                           $ (83,191)      $ (128,527)
   Net realized loss on investments               (168,987)      (1,970,892)
   Change in unrealized appreciation
        (depreciation) on investments            2,291,803         (558,454)
                                             --------------   ------------------
   Net increase (decrease) in net assets
        resulting from operations                2,039,625       (2,657,873)
                                             --------------   ------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                     2,820,342       13,171,369
   Shares issued to holders in reinvestment
        of dividends                                      -               -
   Cost of shares redeemed                        (908,649)      (2,947,459)
                                             --------------   -----------------
   Net increase in net assets resulting from
      capital share transactions                 1,911,693       10,223,910
                                             --------------   ------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOL
   From net investment income                            -                -
   From net realized gains                               -                -
                                             --------------   ------------------
                                                         -                -
                                             --------------   ------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                            -                -
   From net realized gains                               -                -
                                             --------------   ------------------
                                                         -                -
                                             --------------   ------------------

TOTAL INCREASE IN NET ASSETS                     3,951,318        7,566,037

NET ASSETS:
   Beginning of period                          21,665,967       14,099,930
                                             --------------   ------------------
   End of period                              $ 25,617,285     $ 21,665,967
                                             ==============   ==================

                     See notes to the financial statements

Baird Funds, Inc.

Financial Highlights


                                                                Baird LargeCap Fund
                                            ----------------------------------------------------------------
                                                                                              Institutional
                                                                                              Class Shares
                                              Institutional    Institutional   Institutional  September 29,
                                               Class Shares     Class Shares    Class Shares     2000(1)
                                            Six months ended     Year ended      Year ended      through
                                              June 30, 2003     December 31,    December 31,   December 31,
                                               (unaudited)          2002            2001          2000
                                            ----------------   --------------  -------------  -------------
Per Share Data:

    Net asset value, beginning of period              $6.41            $8.63           $9.58        $10.00
                                            ----------------   --------------  -------------- -------------

Income from investment operations:
    Net investment income                              0.01             0.02            0.01          0.00(2)
    Net realized and unrealized gain
        (losses) on investments                        0.57            (2.22)          (0.95)        (0.42)
                                            ----------------   --------------  -------------- -------------
    Total from investment operations                   0.58            (2.20)          (0.94)        (0.42)
                                            ----------------   --------------  -------------- -------------

Less distributions:
    Dividends from net investment income                  -            (0.02)          (0.01)        (0.00)(2)
    Distributions from net realized gains                 -                -               -         (0.00)(2)
                                            ----------------   --------------  -------------- -------------
    Total distributions                                   -            (0.02)          (0.01)        (0.00)
                                            ----------------   --------------  -------------- -------------

Net asset value, end of period                        $6.99            $6.41           $8.63         $9.58
                                            ================   ==============  ============== =============

Total return                                          9.05%(3)       (25.53%)         (9.84%)       (4.15%)(3)

Supplemental data and ratios:
    Net assets, end of period                   $54,428,236      $48,900,767     $51,446,666    $9,623,337
    Ratio of expenses to average net assets(5)        0.75%(4)         0.75%           0.75%         0.85%(4)
    Ratio of net investment income to
      average net assets(5)                           0.39%(4)         0.23%           0.12%         0.13%(4)
    Portfolio turnover rate(6)                        8.89%           16.17%           9.00%         4.38%

(1)  Commencement of operations.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.95%, 0.95%, 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.19%, 0.03%, (0.19%) and (1.97%), respectively.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements



Baird Funds, Inc.

Financial Highlights


                                                                 Baird LargeCap Fund
                                            -------------------------------------------------------------
                                                                                          Investor Class
                                                                                              Shares
                                             Investor Class Investor Class Investor Class September 29,
                                               Shares Six      Shares          Shares         2000 (1)
                                              months ended   Year ended      Year ended       through
                                              June 30, 2003  December 31,    December 31,  December 31,
                                               (unaudited)       2002            2001          2000
                                            --------------- ------------- -------------- --------------
Per Share Data:

     Net asset value, beginning of period           $6.40        $8.61           $9.57        $10.00
                                            --------------  -----------   -------------  ------------

Income from investment operations:
     Net investment loss                             0.00        (0.00)(2)       (0.01)        (0.00)(2)
     Net realized and unrealized gain
        (losses) on investments                      0.55        (2.21)          (0.95)        (0.43)
                                            --------------  -----------   -------------  ------------
     Total from investment operations                0.55        (2.21)          (0.96)        (0.43)
                                            --------------  -----------   -------------  ------------

Less distributions:
     Dividends from net investment income               -        (0.00)(2)           -             -
     Distributions from net realized gains              -            -               -         (0.00)(2)
                                            --------------  -----------   -------------  ------------
     Total distributions                             0.00        (0.00)              -         (0.00)
                                            --------------  -----------   -------------  ------------

Net asset value, end of period                      $6.95        $6.40           $8.61         $9.57
                                            ==============  ===========   =============  ============

Total return                                        8.59%(3)   (25.65%)        (10.03%)       (4.28%)(3)

Supplemental data and ratios:
     Net assets, end of period                   $569,918     $647,018        $615,533       $42,288
     Ratio of expenses to average net assets (5)    1.00%(4)     1.00%           1.00%         1.10% (4)
     Ratio of net investment income to average
        net assets (5)                              0.14%(4)    (0.02%)         (0.13%)       (0.12%)(4)
     Portfolio turnover rate (6)                    8.89%       16.17%           9.00%         4.38%

(1)  Commencement of operations.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.20%, 1.31% and 3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.06%), (0.22%), (0.44%) and (2.22%), respectively.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements


Baird Funds, Inc.

Financial Highlights


                                                               Baird MidCap Fund
                                            ----------------------------------------------------------------
                                                                                               Institutional
                                                                                               Class Shares
                                              Institutional    Institutional    Institutional  December 29,
                                               Class Shares     Class Shares     Class Shares     2000(1)
                                            Six months ended     Year ended       Year ended      through
                                              June 30, 2003     December 31,     December 31,   December 31,
                                               (unaudited)          2002             2001          2000
                                            ----------------   --------------  -------------  -------------
Per Share Data:

      Net asset value, beginning of period          $7.66              $9.11         $9.70         $10.00
                                            --------------     --------------  ------------   --------------

Income from investment operations:
      Net investment loss                           (0.03)             (0.07)(2)     (0.06)(2)      (0.00)(3)
      Net realized and unrealized income
         (losses) on investments                     0.71              (1.38)        (0.53)         (0.30)
                                            --------------     --------------  ------------   --------------
      Total from investment operations               0.68              (1.45)        (0.59)         (0.30)
                                            --------------     --------------  ------------   --------------

Less distributions:
      Dividends from net investment income              -                  -             -              -
      Distributions from net realized gains             -                  -             -              -
                                            --------------     --------------  ------------   --------------
      Total distributions                               -                  -             -              -
                                            --------------     --------------  ------------   --------------

Net asset value, end of period                      $8.34              $7.66         $9.11          $9.70
                                            ==============     ==============  ============   ==============

Total return                                         8.88%(4)         (15.92%)       (6.08%)        (3.00%)(4)

Supplemental data and ratios:
      Net assets, end of period               $24,703,522         $20,864,264   $13,049,574     $7,853,228
      Ratio of expenses to average net assets (6)    1.12% (5)          1.25%         1.25%          1.25%(5)
      Ratio of net investment loss to average
         net assets (6)                             (0.70%)(5)         (0.84%)       (0.67%)        (1.25%)(5)
      Portfolio turnover rate (7)                   35.29%             55.40%        73.62%             0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.14%, 1.39%, 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (0.72%), (0.98%), (1.48%) and (2.78%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements

Baird Funds, Inc.

Financial Highlights


                                                               Baird MidCap Fund
                                            -------------------------------------------------------------
                                                                                           Investor Class
                                                                                               Shares
                                             Investor Class Investor Class  Investor Class  December 29,
                                               Shares Six      Shares          Shares         2000 (1)
                                              months ended   Year ended      Year ended       through
                                              June 30, 2003  December 31,    December 31,   December 31,
                                               (unaudited)       2002            2001          2000
                                            --------------- -------------   -------------- --------------

Per Share Data:

    Net asset value, beginning of period             $7.63        $9.09           $9.70        $10.00
                                            --------------- -------------   -------------  ------------

Income from investment operations:
    Net investment loss                              (0.04)(2)    (0.09)(2)       (0.08)(2)     (0.00)(3)
    Net realized and unrealized income
        (losses) on investments                       0.71        (1.37)          (0.53)        (0.30)
                                            --------------- -------------   -------------  ------------
    Total from investment operations                  0.67        (1.46)          (0.61)        (0.30)
                                            --------------- -------------   -------------  ------------

Less distributions:
    Dividends from net investment income                 -            -               -             -
    Distributions from net realized gains                -            -               -             -
                                            --------------- ------------   -------------   -----------
    Total distributions                                  -            -               -             -
                                            --------------- -------------   -------------  ------------

Net asset value, end of period                       $8.30        $7.63           $9.09         $9.70
                                            =============== =============   =============  ============

Total return                                         8.78%(4)   (16.06%)         (6.29%)       (3.00%)(4)

Supplemental data and ratios:
    Net assets, end of period                     $913,763     $801,703      $1,050,356           $10
    Ratio of expenses to average net assets(6)       1.37%(5)     1.50%           1.50%         1.50%(5)
    Ratio of net investment loss to average
       net assets (6)                               (0.95%)(5)   (1.09%)         (0.92%)       (1.50%)(5)
    Portfolio turnover rate (7)                     35.29%       55.40%          73.62%            0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.39%, 1.64%, 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (0.97%), (1.23%), (1.73%) and (3.03%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003            (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors.

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird LargeCap Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of
capital  through   investments  in  equity   securities  of   mid-capitalization
companies.

On June 30, 2003, one shareholder related to the investment advisor held approximately 55% of the Institutional Class Shares of the Baird LargeCap Fund and one shareholder related to the investment advisor held approximately 65% of the Institutional Class Shares of the Baird MidCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003            (unaudited)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (cont.)
d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.


3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD LARGECAP FUND

                                   Period Ended                                        Period Ended
                                  June 30, 2003                                       June 30, 2003
                            ---------------------------                         ------------------------
Institutional Class Shares        $          Shares     Investor Class Shares        $           Shares
                            -------------- ------------                         ------------  ----------
Shares sold                  $ 3,356,747      516,187   Shares sold             $  95,000       14,522
Shares redeemed               (2,225,686)    (352,839)  Shares redeemed          (211,500)     (33,674)
                            ------------   ------------                         ------------  ----------
Net Increase                  $ 1,131,061     163,348   Net Decrease            $(116,500)     (19,152)
                            ==============                                      ============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                     7,625,779       Beginning of period                101,110
                                           ------------                                       ----------
    End of period                           7,789,127       End of period                       81,958
                                           ============                                       ==========



                                    Year Ended                                            Year Ended
                                December 31, 2002                                     December 31, 2002
                            ---------------------------                         ------------------------
Institutional Class Shares         $          Shares    Investor Class Shares        $           Shares
                            -------------- ------------                         -------------  ---------
Shares sold                  $ 16,127,835   2,383,970   Shares sold              $249,353       35,023
Shares issued through                                   Shares issued through
reinvestment of dividends          99,982      15,477   reinvestment of dividends     121           19
Shares redeemed                (5,251,605)   (736,052)  Shares redeemed           (32,902)      (5,415)
                            -------------  ------------                          ------------  ---------
Net Increase                 $ 10,976,212   1,663,395   Net Increase             $216,572       29,627
                            ==============                                      =============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                     5,962,384       Beginning of period                 71,483
                                           ------------                                        ---------
    End of period                            7,625,779      End of period                      101,110
                                           ============                                        =========


Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003            (unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND

                                   Period Ended                                        Period Ended
                                  June 30, 2003                                       June 30, 2003
                            ---------------------------                         ------------------------
Institutional Class Shares        $          Shares     Investor Class Shares        $          Shares
                            -------------- ------------                         ------------  ----------
Shares sold                  $ 2,723,399      348,808   Shares sold             $  96,943       12,205
Shares redeemed                 (856,077)    (110,514)  Shares redeemed          ,(52,572)      (7,099)
                            ------------   ------------                         ------------  ----------
Net Increase                  $ 1,867,322     238,294   Net Increase            $  44,371        5,106
                            ==============                                      ============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                     2,722,643       Beginning of period                105,039
                                           ------------                                       ----------
    End of period                           2,960,937       End of period                      110,145
                                           ============                                       ==========



                                    Year Ended                                            Year Ended
                                December 31, 2002                                     December 31, 2002
                            ---------------------------                         ------------------------
Institutional Class Shares         $          Shares    Investor Class Shares        $           Shares
                            -------------- ------------                         -------------  ---------
Shares sold                  $ 13,055,395   1,621,440   Shares sold              $115,974       14,460
Shares redeemed                (2,736,555)   (331,959)  Shares redeemed          (210,904)     (24,942)
                            -------------  ------------                          ------------  ---------
Net Increase                 $ 10,318,840   1,289,481   Net Increase             $(94,930)     (10,482)
                            ==============                                      =============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                     1,433,162       Beginning of period                115,521
                                           ------------                                        ---------
    End of period                            2,722,643      End of period                      105,039
                                           ============                                        =========

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                     Baird                   Baird
                                  LargeCap Fund           MidCap Fund
                                 ---------------        --------------
Purchases:                         $7,577,629             $9,151,807
Sales:                             $4,209,641             $7,614,740

At June 30, 2003, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                          Cost for        Tax Basis        Tax Basis       Tax Basis Net                 Distributable
                          Federal          Gross            Gross          Unrealized      Distributable  Long-Term
                        Income Tax       Unrealized      Unrealized       Appreciation        Ordinary      Capital
                         Purposes       Appreciation    Depreciation     (Depreciation)        Income        Gains
                         --------       ------------    ------------     --------------        ------        -----

Baird LargeCap Fund     $59,178,243       $3,282,671     ($7,521,022)      ($4,238,351)        $99,716         -
Baird MidCap Fund       $23,545,796       $3,050,683       ($938,100)       $2,112,583            -            -

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003            (unaudited)
--------------------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION(cont.)

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Baird LargeCap Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $516,163.

At December 31, 2002, the Baird LargeCap Fund and Baird MidCap Fund had accumulated net realized capital loss carryovers of $4,188,556 and $2,546,738, respectively that expire in 2010 and $151,937 and $615,557, respectively that expire in 2009. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2003 and through December 31, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                        Institutional Class Shares         Investor Class Shares
Baird LargeCap Fund               0.75%                              1.00%
Baird MidCap Fund                 1.25%                              1.50%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                            Six months ended              Year ended
                                                June 30,                 December 31,
                                           ------------------- ---------------------------------
Year ended:                                       2003            2002       2001       2000
Reimbursed / Absorbed Expenses Subject to
Recovery by Advisor Until:                        2006            2005       2004       2003
Baird LargeCap Fund                             $ 50,748       $ 91,116 $  128,541    $50,141
Baird MidCap Fund                               $  2,050       $ 21,503 $   67,451    $   986

During the period prior to commencement of operations, the Advisor absorbed $7,405 and $6,837 of organizational expenses of the Baird LargeCap Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2003.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

Baird Funds, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2003            (unaudited)
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the period ended June 30, 2003.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund and the Baird MidCap Fund incurred $698 and $1,035, respectively, in fees pursuant to the Plan for the period ended June 30, 2003.

                                BAIRD FUNDS, INC.
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

Board of Directors                         Legal Counsel

G. Frederick Kasten, Jr. (Chairman)
                                           Godfrey & Kahn, S.C. 780 North Water
                                           Street
John W. Feldt                              Milwaukee, Wisconsin 53202

George C. Kaiser                           ------------------------------------

Stephen A. Roell                           Independent Accountants

------------------------------------------ PricewaterhouseCoopers LLP
                                           100 East Wisconsin Avenue, Suite 1500
Investment Advisor                         Milwaukee, Wisconsin  53202

Robert W. Baird & Co. Incorporated         ------------------------------------
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202                 Distributor

------------------------------------------ Robert W. Baird & Co. Incorporated
                                           777 East Wisconsin Avenue
Administrator, Transfer Agent and Dividend Milwaukee, Wisconsin 53202
- Disbursing Agent
                                           ------------------------------------
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

------------------------------------------

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202



Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President, Treasurer, and CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Baird Funds, Inc.

         By (Signature and Title)     /s/ Mary Ellen Stanek
                                      ---------------------
                                      Mary Ellen Stanek, President

         Date   August 28,  2003
                -------------------------------------



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Baird Funds, Inc.

         By (Signature and Title)    /s/ Leonard Rush
                                     ---------------------
                                     Leonard Rush, Treasurer

         Date   August 28,  2003
                -------------------------------------